Portfolio of Investments (unaudited)

FLOATING RATE FUND

June 30, 2019

Principal Amount		Security			Value
		LOAN PARTICIPATIONS†—91.5%
		Aerospace/Defense—1.3%
$554	M	McDonald Dettwiler & Associates, 5.16%, 10/4/2024			$501,268
		TransDigm, Inc.:
499	M	4.8299%, 8/22/2024			488,764
499	M	4.8299%, 5/30/2025			488,074
					1,478,106
		Automotive—.8%
249	M	Superior Industries International, Inc., 6.4024%, 3/22/2024			237,497
745	M	Trico Group, LLC, 9.3299%, 2/2/2024			721,057
					958,554
		Building Materials—.6%
745	M	Yak Access, LLC, 7.4024%, 7/11/2025			689,359
		Chemicals—4.2%
		Flint Gorup:
100	M	5.5811%, 9/6/2021			85,596
606	M	5.5811%, 9/7/2021			517,776
399	M	MacDermid, Inc., 4.6885%, 1/30/2026			398,410
1,197	M	Messer Industries USA, Inc., 4.8299%, 3/2/2026			1,181,666
1,496	M	Perstorp Holding AB, 7.2706%, 4/6/2026			1,472,871
399	M	PQ Group Holdings, Inc., 5.2444%, 2/7/2025			397,246
750	M	Univar USA, Inc., 4.9024%, 7/1/2024			750,000
					4,803,565
		Consumer Durables—1.0%
1,224	M	TGP Holdings III, LLC, 6.5799%, 9/25/2024			1,131,972
		Consumer Non-Durables—1.7%
1,477	M	Energizer Holdings, Inc., 4.75%, 6/23/2025			1,476,518
499	M	frontdoor, inc., 4.9375%, 8/14/2025			496,873
					1,973,391
		Energy—.8%
748	M	Consolidated Energy Finance SA, 4.9011%, 5/7/2025			730,343
248	M	Triton Solar U.S. Acqusition Co., 8.3299%, 10/29/2024			233,823
					964,166
		Financial Services—3.8%
698	M	Alliant Holdings Intermediate, LLC, 5.4036%, 5/9/2025			679,039
1,246	M	AssuredPartners, Inc., 5.9024%, 10/22/2024			1,236,863
997	M	NFP Corp., 5.4024%, 1/8/2024			971,679
1,496	M	USI Holdings Corp., 5.3299%, 5/16/2024			1,461,601
					4,349,182
		Financials—4.6%
1,247	M	Acrisure, LLC, 6.2718%, 11/22/2023			1,237,500
499	M	Paysafe, LLC, 5.6524%, 1/3/2025			493,750
499	M	Sedgwick Claims Management Services, Inc., 5.6524%, 12/31/2025			491,994
1,249	M	TransUnion, LLC, 4.4024%, 6/30/2025			1,247,966
1,250	M	Toro Private Holdings II, Ltd., 7.5413%, 5/29/2026			1,179,688
725	M	VFH Parent, LLC, 6.0438%, 3/2/2026			727,117
					5,378,015
		Food/Beverage/Tobacco—3.5%
361	M	Chobani, LLC, 5.9024%, 10/9/2023			355,305
248	M	Dole Food Co., Inc., 5.1485%, 4/6/2024			243,206
1,247	M	Hearthside Food Holdings, LLC, 6.0899%, 5/23/2025			1,221,914
748	M	HLF Financing Sarl, LLC, 5.6534%, 8/18/2025			749,402
750	M	Prestige Brands, Inc., 4.4385%, 1/26/2024			747,340
250	M	Refresco BV, 5.768%, 1/22/2025			248,360
499	M	Sigma Bidco BV, 5.6031%, 7/2/2025			493,125
					4,058,652
		Food/Drug—.6%
748	M	Albertson's, LLC, 5.4024%, 11/17/2025			744,615
		Forest Products/Containers—2.4%
1,250	M	Berry Global, Inc., 2.5%, 5/18/2026	(a)		1,241,669
825	M	Liqui-Box Corp., 4.5%, 6/3/2026	(a)		818,297
748	M	Multi-Color Corp., 6.5%, 10/31/2024			747,637
					2,807,603
		Gaming/Leisure—7.9%
698	M	AMC Entertainment Holdings, Inc., 5.23%, 4/22/2026			697,821
956	M	Boyd Gaming Corp., 4.6304%, 9/15/2023			951,755
1,247	M	Casablanca U.S. Holdings, Inc., 6.6336%, 3/29/2024	(a)		1,216,271
1,000	M	Dorna Sports SL, 5.1998%, 4/12/2024			983,545
250	M	Eldorado Resorts, Inc., 4.6875%, 4/17/2024			249,531
249	M	Lakeland Tours, 6.402%, 12/16/2024			248,429
625	M	PCI Gaming Authority, 3%, 5/29/2026	(a)		626,759
748	M	Penn National Gaming, Inc., 4.6524%, 10/15/2025			745,940
2,500	M	Six Flags, Inc., 4.41%, 4/17/2026			2,504,688
694	M	Stars Group Holdings BV, 5.8299%, 7/10/2025			694,548
249	M	Station Casinos, LLC, 4.91%, 6/8/2023			248,728
					9,168,015
		Health Care—9.5%
1,247	M	Air Methods Corp., 5.8299%, 4/22/2024			1,015,121
490	M	Bausch Health Cos., Inc., 5.4116%, 6/2/2025			490,786
700	M	Curium Bidco Sarl, 4%, 6/26/2026	(a)		699,125
499	M	DaVita, Inc., 5.1885%, 6/18/2021			498,792
1,247	M	Envision Healthcare Corp., 6.1885%, 9/28/2025			1,096,208
		Heartland Dental, LLC:
21	M	3.75%, 4/30/2025	(a)		19,498
915	M	6.1524%, 4/30/2025			869,704
499	M	Jordan Health, Inc., 7.4036%, 5/16/2025			468,816
		Mallinckrodt International Finance SA:
1,297	M	5.0799%, 9/24/2024			1,168,632
130	M	5.5279%, 2/24/2025			116,866
1,250	M	MPH Acquisition Holdings, LLC, 3%, 6/7/2023	(a)		1,198,438
		NMN Holdings III Corp:
85	M	3.75%, 11/13/2025	(a)		84,363
399	M	6.1524%, 11/13/2025			396,077
1,091	M	Parexel International Corp., 5.1524%, 9/27/2024			1,046,240
748	M	RegionalCare Hospital Partners Holdings, Inc., 6.9036%, 11/17/2025			744,144
600	M	U.S. Renal Care, 5%, 6/15/2026	(a)		590,313
499	M	VVC Holding Corp., 7.0451%, 2/5/2026			498,752
					11,001,875
		Information Technology—10.7%
1,248	M	Change Healthcare Holdings, LLC, 5.1524%, 3/1/2024	(a)		1,241,289
490	M	Corel Corp., 7.5218%, 6/5/2024			489,647
1,496	M	DigiCert Holdings, Inc., 6.4024%, 10/31/2024			1,493,897
1,247	M	EagleView Technology Corp., 5.9036%, 8/14/2025			1,203,227
500	M	Financial & Risk U.S. Holdings, 3.75%, 10/1/2025			485,313
500	M	Inovalon Holdings, Inc., 5.9375%, 4/2/2025			500,625
459	M	Microchip Technology, Inc., 4.41%, 5/29/2025			457,798
1,300	M	Plantronics, Inc., 4.9024%, 7/2/2025			1,294,312
825	M	SCS Holdings I, Inc., 4.25%, 5/21/2026	(a)		825,169
748	M	Solarwinds, Inc., 5.1524%, 2/5/2024			745,999
199	M	SuperMoose Borrower, LLC, 6.1524%, 8/29/2025			197,127
1,248	M	VeriFone Systems, Inc., 6.5196%, 8/20/2025			1,213,023
1,247	M	Web.com Group, Inc., 6.1606%, 10/10/2025			1,231,250
997	M	Western Digital Corp., 4.1524%, 4/28/2023			979,396
					12,358,072
		Manufacturing—7.9%
1,248	M	AI Alpine U.S. Bidco, Inc., 5.6391%, 10/24/2025	(a)		1,230,346
748	M	Altran Technologies SA, 4.8866%, 3/20/2025			748,574
748	M	AMG Advanced Metallurgical, 5.4024%, 2/3/2025			746,231
1,247	M	Brand Energy & Infrastructure Services, Inc., 6.7301%, 6/16/2024			1,207,856
421	M	Clark Equipment Co., 4.3299%, 5/17/2024			417,701
1,250	M	Columbus McKinnon Corp, 2.5%, 1/31/2024	(a)		1,250,000
249	M	Duravant, 5.851%, 7/11/2024			242,821
499	M	Filtration Group Corp., 5.4024%, 3/31/2025			498,583
1,250	M	GrafTech International, Ltd., 5.9385%, 1/31/2025			1,231,166
399	M	Hillman Group, Inc., 6.4024%, 6/2/2025			385,028
748	M	Houghton International Corp., 5.6524%, 12/31/2019			748,001
490	M	Minimax Viking GmbH, 5.4989%, 7/25/2025			489,853
					9,196,160
		Media-Broadcasting—.9%
137	M	Mission Broadcasting, Inc., 4.69%, 1/17/2024			136,576
		Nexstar Broadcasting, Inc.:
690	M	4.6524%, 1/17/2024			685,595
250	M	2.75%, 6/19/2026	(a)		249,270
					1,071,441
		Media-Cable TV—7.3%
1,282	M	Atlantic Broadband Finance, LLC, 4.6524%, 1/3/2025			1,271,346
744	M	Altice Financing SA, 5.1443%, 7/28/2025			706,254
1,247	M	Cable One, Inc., 4.16%, 5/1/2024			1,245,261
1,195	M	Cablevision, 4.6443%, 7/17/2025			1,180,383
		Gray Television, Inc.:
450	M	4.6805%, 2/7/2024			449,156
231	M	4.9305%, 1/2/2025			231,491
249	M	Midcontinent Communications, 4.4036%, 12/29/2023			249,477
1,248	M	SFR Group, LLC, 5.1524%, 7/31/2025			1,190,367
750	M	Unitymedia Hessen GmbH & Co., 4.6443%, 9/30/2025			748,478
1,250	M	Ziggo Secured Finance Partnership, 4.8943%, 4/15/2025			1,226,756
					8,498,969
		Media-Diversified—3.0%
1,397	M	DiscoverOrg., LLC, 6.9024%, 2/2/2026			1,392,576
1,796	M	E.W. Scripps Co., 5.1524%, 5/1/2026			1,794,378
250	M	Tribune Media Co., 5.4024%, 1/29/2024			250,000
					3,436,954
		Retail-General Merchandise—2.0%
748	M	Burger King, 4.6524%, 2/17/2024			744,346
500	M	Harbor Freight Tools USA, Inc., 4.9024%, 8/16/2023			488,129
		Safety Products:
75	M	4.5%, 6/29/2026	(a)	(c)	74,728
619	M	4.5%, 6/29/2026	(a)	(c)	612,772
449	M	Varsity Brands, Inc., 5.9024%, 12/16/2024			440,165
					2,360,140
		Services—7.7%
1,249	M	Capri Acquistion BidCo., 5.8328%, 11/1/2024			1,229,489
1,247	M	Dawn Acquisition, LLC, 6.0799%, 12/31/2025			1,226,612
499	M	Empower Payments, Inc., 6.6524%, 10/6/2025			498,281
1,250	M	First Data Corp., 4.4036%, 4/26/2024			1,250,000
997	M	IQVIA, Inc., 4.1885%, 6/8/2025			993,586
2,175	M	Prime Security Services Borrower, LLC, 5.1524%, 5/2/2022			2,163,567
249	M	R.R. Donnelley & Sons Co., 7.4024%, 1/4/2024			247,349
1,272	M	Servpro Borrower, LLC, 5.9024%, 4/13/2026			1,271,819
					8,880,703
		Telecommunication Services—2.1%
1,247	M	CenturyLink, Inc., 5.1524%, 3/1/2024			1,219,561
1,992	M	GCI Holdings, Inc., 2.25%, 2/2/2022	(a)		1,177,076
					2,396,637
		Utilities—4.4%
375	M	Brookfield WEC Holdings Inc., 3.5%, 8/1/2025	(a)		374,531
997	M	Calpine Corp., 4.83%, 1/15/2024			993,039
		Edgewater Generation, LLC:
200	M	3.75%, 12/15/2025	(a)		199,876
746	M	6.1524%, 12/12/2025			745,164
716	M	ExGen Renewables I, LLC, 5.53%, 11/16/2024			680,499
499	M	HD Supply, Inc., 4.1524%, 10/17/2023			499,444
620	M	Talen Energy Supply, LLC, 6.4024%, 7/6/2023			620,604
998	M	USIC Holdings, Inc., 5.4024%, 12/8/2023			991,916
					5,105,073
		Waste Management—1.9%
997	M	GFL Environmental, Inc., 5.4024%, 5/30/2025			982,309
1,197	M	Gopher Resource, LLC, 5.6524%, 3/6/2025			1,191,983
					2,174,292
		Wireless Communications—.9%
499	M	Sprint Communications, Inc., 4.9375%, 2/2/2024			490,932
499	M	Telesat Canada, 4.83%, 11/17/2023			493,750
					984,682
Total Value of Loan Participations (cost $106,935,814)					105,970,193
		CORPORATE BONDS—7.4%
		Energy—1.2%
1,250	M	CITGO Petroleum Corp., 6.25%, 8/15/2022	(b)		1,254,687
175	M	Range Resources Corp., 5%, 8/15/2022	(b)		166,906
					1,421,593
		Forest Products/Containers—.8%
900	M	BWAY Holding Co., 5.5%, 4/15/2024	(b)		903,825
		Health Care—.6%
400	M	Bausch Health Cos., Inc., 7%, 3/15/2024	(b)		426,040
250	M	Tenet Healthcare Corp., 5.125%, 5/1/2025			251,875
					677,915
		Media-Cable TV—1.0%
1,175	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022			1,207,313
		Metals/Mining—1.4%
1,000	M	Commercial Metals Co., 4.875%, 5/15/2023			1,012,500
600	M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022	(b)		599,250
					1,611,750
		Utilities—1.4%
650	M	Calpine Corp., 5.375%, 1/15/2023			659,171
1,000	M	Targa Resources Partners, LP, 4.25%, 11/15/2023			1,003,750
					1,662,921
		Wireless Communications—1.0%
1,050	M	Sprint Corp., 7.875%, 9/15/2023			1,143,188
Total Value of Corporate Bonds (cost $8,471,022)					8,628,505
Total Value of Investments (cost $115,406,836)		98.9%			114,598,698
Other Assets, Less Liabilities		1.1			1,250,985
Net Assets		100.0%			$115,849,683

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2019, the Fund held five 144A securities with an aggregate value of $3,350,708 representing 2.9% of the Fund's net assets.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2019, the Fund held two securities that were fair valued by the Valuation Committee with an aggregate value of $687,500 representing .6% of the Fund's net assets.

†	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2019.

At June 30, 2019, the cost of investments for federal income tax purposes was $115,406,836. Accumulated net unrealized depreciation on investments was $808,138, consisting of $495,433 gross unrealized appreciation and $1,303,571 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$105,970,193	$-	$105,970,193
Corporate Bonds	-	8,628,505	-	8,628,505
Total Investments in Securities*	$-	$114,598,698	$-	$114,598,698

*	The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

FUND FOR INCOME

June 30, 2019

Principal Amount		Security				Value
		CORPORATE BONDS—92.9%
		Aerospace/Defense—1.6%
		Bombardier, Inc.:
$1,300	M	6%, 10/15/2022		(a)		$1,312,077
1,950	M	7.5%, 12/1/2024		(a)		1,993,875
		TransDigm, Inc.:
1,550	M	6.5%, 7/15/2024				1,573,250
1,600	M	6.25%, 3/15/2026		(a)		1,688,000
2,050	M	Triumph Group, Inc., 5.25%, 6/1/2022				2,019,250
						8,586,452
		Automotive—2.9%
1,675	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026		(a)		1,340,000
2,625	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025				2,621,719
700	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				728,000
2,350	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)		2,097,375
1,650	M	Hertz Corp., 7.625%, 6/1/2022		(a)		1,716,000
400	M	IAA Spinco, Inc., 5.5%, 6/15/2027		(a)		417,000
1,825	M	J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)		1,870,625
1,538	M	LKQ Corp., 4.75%, 5/15/2023				1,561,070
1,525	M	Panther BF Aggeregator 2, LP, 8.5%, 5/15/2027		(a)		1,574,563
1,875	M	Tenneco, Inc., 5%, 7/15/2026				1,518,750
						15,445,102
		Building Materials—.9%
2,000	M	Building Materials Corp., 5.375%, 11/15/2024		(a)		2,077,500
1,500	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026		(a)		1,526,250
925	M	Standard Industries, Inc., 5.5%, 2/15/2023		(a)		952,750
						4,556,500
		Chemicals—2.9%
1,375	M	Avantor, Inc., 9%, 10/1/2025		(a)		1,536,562
1,250	M	Blue Cube Spinco, Inc., 10%, 10/15/2025				1,420,312
2,125	M	CF Industries, Inc., 4.95%, 6/1/2043				1,909,844
2,000	M	Chemours Co., 5.375%, 5/15/2027				1,915,000
950	M	CVR Partners, LP, 9.25%, 6/15/2023		(a)		996,977
1,375	M	Koppers, Inc., 6%, 2/15/2025		(a)		1,295,938
1,525	M	Kraton Polymers, LLC, 7%, 4/15/2025		(a)		1,551,688
1,125	M	Neon Holdings, Inc., 10.125%, 4/1/2026		(a)		1,110,938
1,925	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)		1,790,250
1,675	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)		1,440,500
850	M	Tronox, Inc., 6.5%, 4/15/2026		(a)		845,750
						15,813,759
		Consumer Non-Durables—.8%
		Energizer Holdings, Inc.:
1,700	M	5.5%, 6/15/2025		(a)		1,725,500
850	M	6.375%, 7/15/2026		(a)		875,500
1,825	M	KGA Escrow, LLC, 7.5%, 8/15/2023		(a)		1,900,281
						4,501,281
		Energy—14.2%
1,150	M	Andeavor Logistics, LP, 6.875%, 12/29/2049				1,147,740
1,650	M	Apergy Corp., 6.375%, 5/1/2026				1,670,625
236	M	Baytex Energy Corp., 5.125%, 6/1/2021		(a)		237,180
		Blue Racer Midstream, LLC:
875	M	6.125%, 11/15/2022		(a)		891,406
1,500	M	6.625%, 7/15/2026		(a)		1,518,750
		Buckeye Partners, LP:
1,750	M	3.95%, 12/1/2026				1,552,414
1,000	M	5.6%, 10/15/2044				825,333
1,500	M	California Resources Corp., 8%, 12/15/2022		(a)		1,138,125
1,300	M	Callon Petroleum Co., 6.375%, 7/1/2026				1,319,500
		Carrizo Oil & Gas, Inc.:
500	M	6.25%, 4/15/2023				485,000
600	M	8.25%, 7/15/2025				594,000
		Chesapeake Energy Corp.:
975	M	4.875%, 4/15/2022				926,250
925	M	7%, 10/1/2024				833,656
2,825	M	8%, 6/15/2027				2,503,656
3,050	M	CITGO Petroleum Corp., 6.25%, 8/15/2022		(a)		3,061,437
2,425	M	Consolidated Energy Finance SA, 6.16025%, 6/15/2022		(a)	†	2,424,040
1,675	M	Covey Park Energy, LLC, 7.5%, 5/15/2025		(a)		1,214,375
		Crestwood Midstream Partners, LP:
2,175	M	6.25%, 4/1/2023				2,229,375
1,375	M	5.75%, 4/1/2025				1,399,062
1,700	M	CrownRock, LP, 5.625%, 10/15/2025		(a)		1,710,625
		DCP Midstream Operating, LP:
1,100	M	3.875%, 3/15/2023				1,111,000
925	M	5.125%, 5/15/2029				951,594
1,775	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025				1,766,125
775	M	Diamondback Energy, Inc., 4.75%, 11/1/2024		(a)		800,187
		EnLink Midstream Partners, LP:
2,325	M	4.85%, 7/15/2026				2,351,156
700	M	5.45%, 6/1/2047				602,000
2,267	M	Exterran Partners, LP, 6%, 10/1/2022				2,306,672
1,600	M	Genesis Energy, LP, 6.5%, 10/1/2025				1,570,000
1,875	M	Global Partners, LP, 6.25%, 7/15/2022				1,903,125
		Gulfport Energy Corp.:
1,250	M	6.625%, 5/1/2023				1,081,250
1,150	M	6.375%, 5/15/2025				895,562
1,550	M	6.375%, 1/15/2026				1,181,875
		Laredo Petroleum, Inc.:
1,275	M	5.625%, 1/15/2022				1,188,938
1,550	M	6.25%, 3/15/2023				1,449,715
725	M	Matador Resources Co., 5.875%, 9/15/2026				735,875
1,375	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024		(a)		1,290,341
1,425	M	MEG Energy Corp., 6.375%, 1/30/2023		(a)		1,362,656
		Murphy Oil Corp.:
1,250	M	5.75%, 8/15/2025				1,301,750
1,219	M	5.875%, 12/1/2042				1,097,100
1,850	M	Nabors Industries, Inc., 5.75%, 2/1/2025				1,648,813
854	M	Northern Oil and Gas, Inc., 8.5%, 5/15/2023				886,290
1,125	M	Oasis Petroleum, Inc., 6.25%, 5/1/2026		(a)		1,094,063
		Parkland Fuel Corp.:
1,650	M	6%, 4/1/2026		(a)		1,693,313
1,175	M	5.875%, 7/15/2027		(a)	(b)	1,196,679
		Parsley Energy, LLC:
875	M	5.25%, 8/15/2025		(a)		892,500
300	M	5.625%, 10/15/2027		(a)		315,000
		Precision Drilling Corp.:
242	M	6.5%, 12/15/2021				243,574
950	M	7.125%, 1/15/2026		(a)		923,875
900	M	Range Resources Corp., 4.875%, 5/15/2025				794,250
1,950	M	SM Energy Co., 5%, 1/15/2024				1,798,875
600	M	Southwestern Energy Co., 7.5%, 4/1/2026				571,428
		Suburban Propane Partners, LP:
900	M	5.5%, 6/1/2024				909,000
2,425	M	5.875%, 3/1/2027				2,443,188
1,975	M	Sunoco, LP, 4.875%, 1/15/2023				2,021,906
992	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025		(a)		1,026,979
1,550	M	Tullow Oil, PLC, 6.25%, 4/15/2022		(a)		1,567,050
1,125	M	USA Compression Partners, LP, 6.875%, 9/1/2027		(a)		1,186,999
2,450	M	Whiting Petroleum Corp., 6.625%, 1/15/2026				2,374,969
						76,218,221
		Financials—7.1%
1,125	M	Acrisure, LLC, 8.125%, 2/15/2024		(a)		1,163,672
1,050	M	Ally Financial, Inc., 8%, 11/1/2031				1,393,046
1,525	M	Credit Suisse Group AG, 7.5%, 12/11/2023		(a)		1,681,691
1,900	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024		(a)		1,790,750
		DAE Funding, LLC:
1,125	M	5.75%, 11/15/2023		(a)		1,184,062
3,600	M	5%, 8/1/2024		(a)		3,757,500
1,200	M	Dresdner Funding Trust I, 8.151%, 6/30/2031		(a)		1,620,900
2,775	M	Eagle Holding Co. II, LLC, 7.75%, 5/15/2022		(a)		2,802,750
1,675	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025		(a)		1,597,531
1,450	M	GTCR (AP) Finance, Inc., 8%, 5/15/2027		(a)		1,460,875
		Icahn Enterprises, LP:
2,225	M	6.25%, 2/1/2022				2,283,406
1,450	M	6.75%, 2/1/2024				1,511,625
1,750	M	6.25%, 5/15/2026		(a)		1,778,438
1,575	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024		(a)		1,580,451
		Ladder Capital Finance Holdings, LLLP:
1,350	M	5.25%, 3/15/2022		(a)		1,380,375
2,700	M	5.25%, 10/1/2025		(a)		2,713,500
1,250	M	Navient Corp., 5.875%, 3/25/2021				1,303,125
		Springleaf Finance Corp.:
1,450	M	5.625%, 3/15/2023				1,544,250
800	M	6.125%, 3/15/2024				862,000
600	M	6.875%, 3/15/2025				658,488
1,225	M	7.125%, 3/15/2026				1,344,438
1,325	M	UniCredit SpA, 5.861%, 6/19/2032		(a)		1,270,134
1,475	M	Wand Merger Corp., 8.125%, 7/15/2023		(a)		1,508,188
						38,191,195
		Food/Beverage/Tobacco—2.4%
1,325	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026		(a)		1,333,281
575	M	JBS USA, LLC, 5.875%, 7/15/2024		(a)		592,969
2,050	M	JBS USA LUX SA, 6.75%, 2/15/2028		(a)		2,234,500
1,825	M	Pilgrim's Pride Corp., 5.875%, 9/30/2027		(a)		1,898,000
		Post Holdings, Inc.:
1,150	M	5.75%, 3/1/2027		(a)		1,193,125
1,325	M	5.5%, 12/15/2029		(a)	(b)	1,333,281
3,575	M	Sigma Holdco BV, 7.875%, 5/15/2026		(a)		3,324,750
1,175	M	Simmons Foods, Inc., 5.75%, 11/1/2024		(a)		1,075,125
						12,985,031
		Food/Drug—.4%
		Albertson's Cos., LLC:
1,325	M	5.75%, 3/15/2025				1,341,960
625	M	7.5%, 3/15/2026		(a)		670,312
						2,012,272
		Forest Products/Containers—3.1%
		Ardagh Holdings USA, Inc.:
1,400	M	4.625%, 5/15/2023		(a)		1,426,250
3,425	M	7.25%, 5/15/2024		(a)		3,621,937
1,325	M	Berry Global Escrow Corp., 4.875%, 7/15/2026		(a)		1,356,469
1,475	M	Berry Global, Inc., 7%, 2/15/2026		(a)		1,438,125
1,675	M	BWAY Holding Co., 5.5%, 4/15/2024		(a)		1,682,119
1,075	M	Crown Americas, LLC, 4.5%, 1/15/2023				1,122,031
1,050	M	Graphic Packaging International, LLC, 4.75%, 7/15/2027		(a)		1,080,188
		Mercer International, Inc.:
1,175	M	6.5%, 2/1/2024				1,220,531
1,000	M	7.375%, 1/15/2025		(a)		1,065,000
1,054	M	Multi-Color Corp., 4.875%, 11/1/2025		(a)		1,110,653
1,250	M	Owens-Brockway Glass Container, 5.875%, 8/15/2023		(a)		1,352,875
						16,476,178
		Gaming/Leisure—5.9%
1,150	M	AMC Entertainment, Inc., 5.75%, 6/15/2025				1,069,557
		AMC Networks, Inc.:
1,625	M	5%, 4/1/2024				1,675,781
775	M	4.75%, 8/1/2025				785,656
1,925	M	Boyd Gaming Corp., 6.875%, 5/15/2023				1,994,781
		Cedar Fair, LP:
1,225	M	5.375%, 6/1/2024				1,264,812
650	M	5.25%, 7/15/2029		(a)		664,014
6,425	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025		(a)		6,461,141
1,025	M	Golden Nugget, Inc., 8.75%, 10/1/2025		(a)		1,078,813
1,000	M	Hilton Domestic Operating Co., LLC, 4.875%, 1/15/2030		(a)		1,032,500
2,900	M	IRB Holding Corp., 6.75%, 2/15/2026		(a)		2,892,750
2,425	M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021		(a)		2,497,023
1,025	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024		(a)		1,055,750
1,200	M	MGM Resorts International, 6%, 3/15/2023				1,303,500
1,650	M	National CineMedia, LLC, 6%, 4/15/2022				1,670,625
1,850	M	Scientific Games International, Inc., 5%, 10/15/2025		(a)		1,873,125
		Viking Cruises, Ltd.:
3,150	M	6.25%, 5/15/2025		(a)		3,260,250
1,150	M	5.875%, 9/15/2027		(a)		1,167,250
						31,747,328
		Health Care—6.4%
800	M	AMN Healthcare, Inc, 5.125%, 10/1/2024		(a)		818,136
		Bausch Health Cos., Inc.:
393	M	5.5%, 3/1/2023		(a)		397,618
3,650	M	7%, 3/15/2024		(a)		3,887,615
3,200	M	9%, 12/15/2025		(a)		3,587,360
925	M	8.5%, 1/31/2027		(a)		1,019,369
2,450	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023				2,367,312
650	M	Cimpress NV, 7%, 6/15/2026		(a)		666,243
5,575	M	DaVita, Inc., 5.125%, 7/15/2024				5,590,610
1,575	M	Endo Finance, LLC, 6%, 7/15/2023		(a)		1,141,875
		HCA, Inc.:
1,800	M	5.875%, 5/1/2023				1,961,784
1,475	M	5.375%, 2/1/2025				1,595,766
1,150	M	HealthSouth Corp., 5.125%, 3/15/2023				1,175,875
		Mallinckrodt Finance SB:
1,475	M	5.75%, 8/1/2022		(a)		1,275,875
1,025	M	5.5%, 4/15/2025		(a)		691,875
1,750	M	MEDNAX, Inc., 6.25%, 1/15/2027		(a)		1,725,938
775	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024		(a)		730,593
1,050	M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027		(a)		1,034,250
1,775	M	Polaris Intermediate Corp., 8.5%, 12/1/2022		(a)		1,575,312
2,564	M	Syneos Health, Inc., 7.5%, 10/1/2024		(a)		2,692,200
625	M	Tenet Healthcare Corp., 5.125%, 5/1/2025				629,688
						34,565,294
		Home-Building—.7%
850	M	Century Communities, Inc., 6.75%, 6/1/2027		(a)		863,812
		William Lyon Homes, Inc.:
1,650	M	6%, 9/1/2023				1,683,000
1,350	M	6.625%, 7/15/2027		(a)	(b)	1,350,000
						3,896,812
		Information Technology—5.2%
5,950	M	Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)		6,049,662
1,650	M	Anixter, Inc., 6%, 12/1/2025		(a)		1,794,375
650	M	CommScope Finance, LLC, 6%, 3/1/2026		(a)		669,500
350	M	CommScope Technologies, LLC, 6%, 6/15/2025		(a)		329,773
		Diamond 1 Finance Corp.:
2,425	M	5.875%, 6/15/2021		(a)		2,466,101
1,150	M	7.125%, 6/15/2024		(a)		1,214,093
1,275	M	J2 Cloud Services, LLC, 6%, 7/15/2025		(a)		1,340,344
2,200	M	Nielsen Finance, LLC, 5%, 4/15/2022		(a)		2,205,500
		Nuance Communications, Inc.:
1,875	M	6%, 7/1/2024				1,947,656
1,200	M	5.625%, 12/15/2026				1,254,360
1,225	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)		1,130,063
3,975	M	Solera, LLC, 10.5%, 3/1/2024		(a)		4,317,844
1,550	M	Symantec Corp., 5%, 4/15/2025		(a)		1,590,097
1,800	M	Verscend Holding Corp., 9.75%, 8/15/2026		(a)		1,876,500
						28,185,868
		Manufacturing—3.4%
1,625	M	Amsted Industries, Inc., 5.625%, 7/1/2027		(a)		1,698,125
2,525	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		2,613,375
3,150	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025		(a)		2,870,437
1,250	M	Cloud Crane, LLC, 10.125%, 8/1/2024		(a)		1,346,875
1,400	M	Grinding Media, Inc., 7.375%, 12/15/2023		(a)		1,347,500
2,050	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025				2,116,112
950	M	HAT Holdings I, LLC, 5.25%, 7/15/2024		(a)	(b)	971,375
1,850	M	Manitowoc Co., Inc., 9%, 4/1/2026		(a)		1,854,625
1,300	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027				1,306,500
2,275	M	Wabash National Corp., 5.5%, 10/1/2025		(a)		2,166,938
						18,291,862
		Media-Broadcasting—3.3%
		Belo Corp.:
1,250	M	7.75%, 6/1/2027				1,381,250
1,474	M	7.25%, 9/15/2027				1,591,920
3,600	M	LIN Television Corp., 5.875%, 11/15/2022				3,690,000
725	M	Nexstar Escrow, Inc., 5.625%, 7/15/2027		(a)	(b)	744,031
		Sinclair Television Group, Inc.:
1,325	M	5.625%, 8/1/2024		(a)		1,358,125
650	M	5.875%, 3/15/2026		(a)		666,867
1,400	M	5.125%, 2/15/2027		(a)		1,379,000
		Sirius XM Radio, Inc.:
2,325	M	4.625%, 7/15/2024		(a)	(b)	2,384,939
4,350	M	6%, 7/15/2024		(a)		4,487,025
						17,683,157
		Media-Cable TV—7.6%
		Altice Financing SA:
2,675	M	6.625%, 2/15/2023		(a)		2,748,562
1,150	M	7.5%, 5/15/2026		(a)		1,158,740
		Altice France SA:
725	M	6.25%, 5/15/2024		(a)		749,469
800	M	7.375%, 5/1/2026		(a)		822,000
1,325	M	8.125%, 2/1/2027		(a)		1,394,562
		CCO Holdings, LLC:
925	M	5.75%, 9/1/2023				947,829
3,675	M	5.875%, 4/1/2024		(a)		3,849,562
1,025	M	5.5%, 5/1/2026		(a)		1,075,276
1,550	M	5.875%, 5/1/2027		(a)		1,639,125
975	M	5%, 2/1/2028		(a)		998,107
625	M	5.375%, 6/1/2029		(a)	(b)	646,875
3,744	M	Clear Channel International, 8.75%, 12/15/2020		(a)		3,846,960
		Clear Channel Worldwide Holdings, Inc.:
2,900	M	Series "A", 6.5%, 11/15/2022				2,979,750
400	M	Series "B", 6.5%, 11/15/2022				409,500
1,775	M	9.25%, 2/15/2024		(a)		1,930,312
		CSC Holdings, LLC:
3,225	M	5.375%, 7/15/2023		(a)		3,321,750
1,475	M	6.625%, 10/15/2025		(a)		1,581,938
		DISH DBS Corp.:
1,650	M	5%, 3/15/2023				1,600,500
1,750	M	5.875%, 11/15/2024				1,662,500
4,005	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)		4,175,213
725	M	Netflix, Inc., 4.875%, 4/15/2028				749,469
2,250	M	Unitymedia GmbH, 6.125%, 1/15/2025		(a)		2,351,813
						40,639,812
		Media-Diversified—.9%
100	M	E.W. Scripps Co., 5.125%, 5/15/2025		(a)		96,250
1,700	M	iHeart Communications, 8.375%, 5/1/2027				1,789,284
1,750	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				1,815,625
1,275	M	Tribune Media Co., 5.875%, 7/15/2022				1,303,560
						5,004,719
		Metals/Mining—4.8%
2,480	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023				2,666,744
1,375	M	Cleveland-Cliffs, Inc., 5.875%, 6/1/2027		(a)		1,340,625
		Commercial Metals Co.:
3,225	M	4.875%, 5/15/2023				3,265,312
1,100	M	5.375%, 7/15/2027				1,097,250
1,050	M	Constellium NV, 5.75%, 5/15/2024		(a)		1,081,500
1,525	M	First Quantum Minerals, Ltd., 6.5%, 3/1/2024		(a)		1,431,594
3,000	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)		3,173,439
400	M	Mineral Resources, Ltd., 8.125%, 5/1/2027		(a)		417,500
225	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022		(a)		224,719
2,000	M	Natural Resource Partners, LP, 9.125%, 6/30/2025		(a)		2,065,000
1,625	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022		(a)		1,125,313
1,977	M	Novelis, Inc., 5.875%, 9/30/2026		(a)		2,006,655
3,225	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)		3,160,500
2,850	M	TMS International Corp., 7.25%, 8/15/2025		(a)		2,764,500
						25,820,651
		Real Estate—1.2%
		Geo Group, Inc.:
400	M	5.125%, 4/1/2023				360,000
1,575	M	6%, 4/15/2026				1,377,653
2,150	M	Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)		2,198,375
1,050	M	Iron Mountain, Inc., 5.25%, 3/15/2028		(a)		1,056,563
1,500	M	Sabra Health Care, LP, 5.125%, 8/15/2026				1,562,732
						6,555,323
		Retail-General Merchandise—1.9%
		1011778 B.C., ULC:
2,875	M	4.625%, 1/15/2022		(a)		2,882,188
1,750	M	5%, 10/15/2025		(a)		1,768,025
		AmeriGas Partners, LP:
400	M	5.625%, 5/20/2024				428,000
1,575	M	5.5%, 5/20/2025				1,665,562
1,450	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025				717,750
2,050	M	L Brands, Inc., 6.75%, 7/1/2036				1,773,250
875	M	SRS Distribution, Inc., 8.25%, 7/1/2026		(a)		853,125
						10,087,900
		Services—3.2%
3,175	M	ADT Corp., 3.5%, 7/15/2022				3,178,969
1,400	M	AECOM, 5.125%, 3/15/2027				1,463,000
		GCI, Inc.:
2,023	M	6.75%, 6/1/2021				2,025,529
4,800	M	6.875%, 4/15/2025				5,028,000
3,175	M	GW Honos Security Corp., 8.75%, 5/15/2025		(a)		3,151,187
2,150	M	United Rentals, Inc., 5.5%, 5/15/2027				2,268,250
						17,114,935
		Telecommunications—2.5%
		Frontier Communications Corp.:
825	M	8.5%, 4/1/2026		(a)		802,312
625	M	8%, 4/1/2027		(a)		651,562
1,950	M	GCI, LLC, 6.625%, 6/15/2024		(a)		2,048,085
1,575	M	Qwest Corp., 7.25%, 9/15/2025				1,754,950
1,425	M	Telecom Italia Capital SA, 7.2%, 7/18/2036				1,578,187
2,350	M	Telesat Canada, 8.875%, 11/15/2024		(a)		2,549,750
		Zayo Group, LLC:
2,350	M	6.375%, 5/15/2025				2,405,695
1,525	M	5.75%, 1/15/2027		(a)		1,557,604
						13,348,145
		Transportation—2.1%
2,650	M	BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)		2,792,437
		Fly Leasing, Ltd.:
925	M	6.375%, 10/15/2021				949,281
1,625	M	5.25%, 10/15/2024				1,665,625
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024				1,806,875
1,625	M	VistaJet Malta Finance, PLC, 10.5%, 6/1/2024		(a)		1,625,000
2,425	M	XPO Logistics, Inc., 6.125%, 9/1/2023		(a)		2,518,969
						11,358,187
		Utilities—3.0%
		Calpine Corp.:
775	M	5.75%, 1/15/2025				772,094
1,800	M	5.25%, 6/1/2026		(a)		1,838,250
425	M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025		(a)		432,969
1,850	M	Drax Finco, PLC, 6.625%, 11/1/2025		(a)		1,900,079
152	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				157,258
1,975	M	Nextera Energy Operating Partners, 4.25%, 7/15/2024		(a)		1,991,086
1,000	M	NRG Yield Operating, LLC, 5%, 9/15/2026				986,700
2,185	M	NSG Holdings, LLC, 7.75%, 12/15/2025		(a)		2,354,380
		Talen Energy Supply, LLC:
600	M	7.25%, 5/15/2027		(a)		616,500
875	M	6.625%, 1/15/2028		(a)	(b)	872,813
2,500	M	Targa Resources Partners, LP, 4.25%, 11/15/2023				2,509,375
1,675	M	Terraform Power Operating, LLC, 5%, 1/31/2028		(a)		1,687,562
						16,119,066
		Waste Management—.6%
475	M	Clean Harbors, Inc., 4.875%, 7/15/2027		(a)	(b)	483,954
		GFL Environmental, Inc.:
1,175	M	5.625%, 5/1/2022		(a)		1,189,688
1,325	M	8.5%, 5/1/2027		(a)		1,429,344
						3,102,986
		Wireless Communications—3.9%
1,650	M	Consolidated Communications, Inc., 6.5%, 10/1/2022				1,546,363
850	M	Hughes Satellite Systems Corp., 6.625%, 8/1/2026				895,688
1,525	M	Intelsat Jackson Holdings SA, 8.5%, 10/15/2024		(a)		1,517,375
		Level 3 Financing, Inc.:
2,150	M	5.125%, 5/1/2023				2,176,015
1,475	M	5.375%, 1/15/2024				1,511,875
1,175	M	Sprint Capital Corp., 8.75%, 3/15/2032				1,363,000
		Sprint Corp.:
7,050	M	7.875%, 9/15/2023				7,675,688
650	M	7.625%, 2/15/2025				693,875
1,325	M	7.625%, 3/1/2026				1,415,763
1,875	M	T-Mobile USA, Inc., 6%, 4/15/2024				1,959,375
						20,755,017
Total Value of Corporate Bonds (cost $496,922,789)						499,063,053
		LOAN PARTICIPATIONS†—5.8%
		Chemicals—.5%
		Flint Group:
455	M	5.5811%, 9/6/2021				389,103
2,745	M	5.5811%, 9/7/2021				2,346,565
						2,735,668
		Financials—.4%
1,995	M	TransUnion, LLC, 4.4023%, 6/30/2025				1,993,725
		Food/Beverage/Tobacco—.3%
1,543	M	Chobani, LLC, 5.9023%, 10/9/2023				1,520,257
		Gaming/Leisure—.5%
2,600	M	Dorna Sports SL, 5.883%, 4/12/2024				2,557,217
		Health Care—.4%
2,308	M	Inovalon Holdings, Inc., 5.9375%, 4/2/2025				2,310,447
		Media-Cable TV-.2%
975	M	Nexstar Broadcasting, Inc., 2.75%, 6/19/2026				972,153
		Media-Diversified—1.2%
823	M	DiscoverOrg., LLC, 6.9023%, 2/2/2026				820,625
2,750	M	iHeart Communications, 4%, 5/1/2026			(b)	2,756,188
3,000	M	Tribune Media Co., 5.4023%, 1/29/2024				3,003,750
						6,580,563
		Metals/Mining—.5%
3,000	M	Zekelman Industries, Inc., 4.6523%, 6/14/2021				2,994,375
		Telecommunication Services—1.5%
2,985	M	CenturyLink, Inc., 5.1524%, 1/31/2025				2,919,555
5,000	M	Intelsat Jackson Holdings SA, 6.9041%, 1/2/2024				5,025,000
						7,944,555
		Utilities—.3%
		Edgewater Generation:
760	M	3.75%, 12/15/2025			(b)	759,529
723	M	6.1524%, 12/12/2025				722,735
						1,482,264
Total Value of Loan Participations (cost $31,320,979)						31,091,224
Total Value of Investments (cost $528,243,768)			98.7%			530,154,277
Other Assets, Less Liabilities			1.3			7,244,066
Net Assets			100.0%			$537,398,343

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2019, the Fund held one hundred eighty-two 144A securities with an aggregate value of $304,522,072 representing 56.7% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2019.

At June 30, 2019, the cost of investments for federal income tax purposes was $528,513,268. Accumulated net unrealized appreciation on investments was $1,641,009, consisting of $10,911,417 gross unrealized appreciation and $9,270,408 gross unrealized depreciation.

Summary of Abbreviations:
LLLP Limited Liability Limited Partnership
ULC Unlimited Liability Corporation

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$499,063,053	$-	$499,063,053
Loan Participations	-	31,091,224	-	31,091,224
Total Investments in Securities*	$-	$530,154,277	$-	$530,154,277

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and loan participations.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES BOND FUND

June 30, 2019

Principal Amount			Security			Value
			SOVEREIGN BONDS—66.8%
			Mexico—14.3%
			United Mexican States:
205	M	MXN	7.75%, 11/23/2034			$1,073,631
959	M	MXN	7.75%, 11/13/2042			4,959,694
371	M	MXN	8%, 11/7/2047			1,967,020
609	M	MXN	8.5%, 5/31/2029			3,376,672
650	M	MXN	8.5%, 11/18/2038			3,627,301
						15,004,318
			Malaysia—8.0%
			Federation of Malaysia:
10,095	M	MYR	3.48%, 3/15/2023			2,448,980
8,435	M	MYR	3.882%, 3/10/2022			2,070,647
6,610	M	MYR	3.899%, 11/16/2027			1,628,028
2,405	M	MYR	3.955%, 9/15/2025			595,586
6,540	M	MYR	4.048%, 9/30/2021			1,607,804
						8,351,045
			Poland—7.1%
7,265	M	PLN	Poland Government Bond, 2%, 4/25/2021			1,962,940
			Republic of Poland:
8,550	M	PLN	1.5%, 4/25/2020			2,295,435
5,320	M	PLN	3.25%, 7/25/2019			1,427,881
6,405	M	PLN	5.25%, 10/25/2020			1,801,700
						7,487,956
			Chile—6.7%
4,570,000	M	CLP	Bonos Tesoreria Pesos, 4.5%, 3/1/2021			7,063,290
			United Kingdom—6.6%
5,410	M	GBP	United Kingdom Gilt, 1.75%, 7/22/2019			6,874,506
			Brazil—5.1%
			Nota Do Tesouro Nacional:
8	M	BRL	10%, 1/1/2021			2,102,905
11	M	BRL	10%, 1/1/2027			3,256,259
						5,359,164
			Indonesia—5.0%
			Republic of Indonesia:
17,700,000	M	INR	8.375%, 3/15/2034			1,334,313
50,400,000	M	INR	9%, 3/15/2029			3,947,992
						5,282,305
			South Africa—5.0%
			Republic of South Africa:
39,430	M	ZAR	6.5%, 2/28/2041			2,003,693
50,685	M	ZAR	8.75%, 2/28/2048			3,245,135
						5,248,828
			Colombia—4.9%
14,810,000	M	COP	Titulos De Tesoreria, 7.5%, 8/26/2026			5,113,130
			Peru—2.3%
7,200	M	PEN	Bonos De Tesoreria, 6.15%, 8/12/2032		(a)	2,401,550
			Australia—1.8%
2,655	M	AUD	Commonwealth of Australia, 2.75%, 10/21/2019			1,873,920
Total Value of Sovereign Bonds (cost $81,413,488)						70,060,012
			U.S. GOVERNMENT OBLIGATIONS—22.8%
			United States
23,960	M	USD	U.S. Treasury Notes, 2.2350%, 4/30/2021 (cost $23,962,126)		(b)	23,945,265
			CORPORATE BONDS—4.6%
			United States
3,230	M	USD	Goldman Sachs Group, Inc., 3.2735%, 2/23/2023		(b)	3,221,867
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045			1,670,079
Total Value of Corporate Bonds (cost $4,717,938)						4,891,946
			GOVERNMENT REGIONAL AGENCY—4.1%
			Australia
970	M	AUD	New South Wales Treasury Corp., 4%, 4/8/2021			715,409
2,650	M	AUD	Queensland Treasury Corp., 5.5%, 6/21/2021			2,017,880
2,150	M	AUD	Western Australia Treasury Corp., 7%, 10/15/2019			1,535,811
Total Value of Government Regional Agency (cost $4,552,606)						4,269,100
Total Value of Investments (cost $114,646,158)				98.3%		103,166,323
Other Assets, Less Liabilities				1.7		1,737,140
Net Assets				100.0%		$104,903,463

(a)	Security exempt from registration under Regulation S of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Regulation S of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2019, the Fund held one Regulation S security with a value of $2,401,550 representing 2.3% of the Fund's net assets.

(b)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2019.

At June 30, 2019, the cost of investments for federal income tax purposes was $114,646,158. Accumulated net unrealized depreciation on investments was $11,479,835, consisting of $629,469 gross unrealized appreciation and $12,109,304 gross unrealized depreciation.

At June 30, 2019, the Fund has open foreign exchange contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
JPM	7/11/19	PLN	2,610,000	$694,381	$699,048	$4,667
HSBC	7/16/19	SEK	48,300,000	5,237,532	5,201,294	(36,238)
CITI	7/19/19	CAD	(9,660,000)	7,376,580	7,179,523	(197,057)
GS	7/19/19	CAD	1,600,000	1,193,353	1,221,794	28,441
CITI	7/19/19	CAD	1,510,000	1,119,603	1,153,068	33,465
MS	7/19/19	CAD	6,550,000	4,884,438	5,001,718	117,280
MS	7/24/19	AUD	4,990,000	3,588,149	3,503,229	(84,920)
CITI	7/24/19	AUD	2,320,000	1,627,893	1,628,756	863
CITI	7/24/19	AUD	2,400,000	1,668,869	1,684,920	16,051
CITI	7/24/19	AUD	(1,760,000)	1,235,608	1,217,301	(18,307)
CITI	7/24/19	AUD	(3,160,000)	2,218,478	2,177,603	(40,875)
HSBC	7/26/19	NOK	22,260,000	2,610,945	2,609,476	(1,469)
HSBC	8/14/19	ZAR	(40,600,000)	2,882,499	2,829,544	(52,955)
MS	8/14/19	ZAR	9,700,000	675,127	688,676	13,549
NAB	8/14/19	ZAR	10,800,000	744,751	766,773	22,022
HSBC	8/14/19	ZAR	(18,300,000)	1,299,254	1,228,439	(70,815)
HSBC	8/14/19	ZAR	(23,600,000)	1,675,541	1,570,571	(104,970)
HSBC	8/14/19	ZAR	7,800,000	520,160	553,781	33,621
HSBC	8/14/19	ZAR	3,700,000	248,266	262,691	14,425
JPM	8/14/19	ZAR	5,300,000	362,545	376,287	13,742
HSBC	8/16/19	SEK	37,700,000	3,947,313	4,059,809	112,496
HSBC	8/23/19	NOK	10,600,000	1,211,214	1,242,607	31,393
MS	8/26/19	AUD	1,240,000	868,360	870,542	2,182
MS	8/26/19	AUD	2,560,000	1,787,853	1,797,248	9,395
GS	8/28/19	NOK	13,400,000	1,542,877	1,570,843	27,966
GS	8/28/19	NOK	17,000,000	1,963,706	1,992,861	29,155
HSBC	8/28/19	NOK	14,200,000	1,646,318	1,664,625	18,307
BCI	9/11/19	ZAR	(27,400,000)	1,945,332	1,820,864	(124,468)
JPM	9/12/19	EUR	4,770,000	5,449,630	5,423,968	(25,662)
CITI	9/12/19	EUR	610,000	694,984	693,631	(1,353)
CITI	9/20/19	GBP	1,570,000	2,000,274	1,993,828	(6,446)
HSBC	9/24/19	NOK	10,400,000	1,194,318	1,219,162	24,844
Net unrealized appreciation (depreciation) on open foreign exchange contracts						$(211,671)

A summary of abbreviations for counterparties to foeign exchange contracts are as follows:

BCI	Barclays Capital, Inc.
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
HSBC	HSBC Bank USA N.A.
JPM	J.P. Morgan Securities, Inc.
MS	Morgan Stanley
NAB	National Australia Bank

Summary of Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krona
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krone
USD	United States Dollar
ZAR	South African Rand

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$15,004,318	$-	$15,004,318
Malaysia	-	8,351,045	-	8,351,045
Poland	-	7,487,956	-	7,487,956
Chile	-	7,063,290	-	7,063,290
United Kingdom	-	6,874,506	-	6,874,506
Brazil	-	5,359,164	-	5,359,164
Indonesia	-	5,282,305	-	5,282,305
South Africa	-	5,248,828	-	5,248,828
Colombia	-	5,113,130	-	5,113,130
Peru	-	2,401,550	-	2,401,550
Australia	-	1,873,920	-	1,873,920
U.S. Government Obligations	-	23,945,265	-	23,945,265
Corporate Bonds
United States	-	4,891,946	-	4,891,946
Government Regional Agency
Australia	-	4,269,100	-	4,269,100
Total Investments in Securities	$-	$103,166,323	$-	$103,166,323
Other Financial Instruments*	$-	$(211,671)	$-	$(211,671)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended June 30, 2019, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INVESTMENT GRADE FUND

June 30, 2019

Principal Amount		Security				Value
		CORPORATE BONDS—97.0%
		Aerospace/Defense—1.1%
$75	M	Bombardier, Inc., 6%, 10/15/2022		(a)		$75,697
25	M	IAA Spinco, Inc., 5.5%, 6/15/2027		(a)		26,063
5,000	M	Rockwell Collins, Inc., 3.5%, 3/15/2027				5,207,605
		TransDigm, Inc.:
75	M	6.5%, 7/15/2024				76,125
75	M	6.25%, 3/15/2026		(a)		79,125
100	M	Triumph Group, Inc., 5.25%, 6/1/2022				98,500
						5,563,115
		Automotive—6.2%
275	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025				274,656
50	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				52,000
275	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)		245,437
5,500	M	Daimler Finance NA, LLC, 3.3%, 5/19/2025		(a)		5,632,726
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020				6,376,371
		General Motors Financial Co., Inc.:
4,000	M	5.25%, 3/1/2026				4,294,080
900	M	5.65%, 1/17/2029				990,553
75	M	J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)		76,875
		Lear Corp.:
3,600	M	5.25%, 1/15/2025				3,730,108
3,000	M	3.8%, 9/15/2027				2,972,397
4,000	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026				4,127,672
75	M	Panther BF Aggeregator 2, LP, 8.5%, 5/15/2027		(a)		77,438
75	M	Tenneco, Inc., 5%, 7/15/2026				60,750
2,700	M	Volkswagen Group America, 4%, 11/12/2021				2,787,801
						31,698,864
		Building Materials—.0%
100	M	Building Materials Corp., 5.375%, 11/15/2024		(a)		103,875
75	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026		(a)		76,313
75	M	Standard Industries, Inc., 5.5%, 2/15/2023		(a)		77,250
						257,438
		Chemicals—2.7%
100	M	CF Industries, Inc., 4.95%, 6/1/2043				89,875
100	M	Chemours Co., 5.375%, 5/15/2027				95,750
4,020	M	Dow Chemical Co., 3.5%, 10/1/2024				4,180,832
4,500	M	DowDuPont, Inc., 4.725%, 11/15/2028				5,099,904
50	M	Koppers, Inc., 6%, 2/15/2025		(a)		47,125
75	M	Kraton Polymers, LLC, 7%, 4/15/2025		(a)		76,313
50	M	Neon Holdings, Inc., 10.125%, 4/1/2026		(a)		49,375
4,000	M	Nutrien, Ltd., 3.375%, 3/15/2025				4,103,032
125	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)		116,250
70	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)		60,200
						13,918,656
		Consumer Non-Durables—.1%
		Energizer Holdings, Inc.:
75	M	5.5%, 6/15/2025		(a)		76,125
50	M	6.375%, 7/15/2026		(a)		51,500
100	M	KGA Escrow, LLC, 7.5%, 8/15/2023		(a)		104,125
275	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023		(a)		280,844
						512,594
		Energy—13.7%
6,600	M	Andeavor Logistics, LP, 5.25%, 1/15/2025				6,986,232
75	M	Apergy Corp., 6.375%, 5/1/2026				75,937
25	M	Baytex Energy Corp., 5.125%, 6/1/2021		(a)		25,125
		Blue Racer Midstream, LLC:
125	M	6.125%, 11/15/2022		(a)		127,344
75	M	6.625%, 7/15/2026		(a)		75,937
100	M	California Resources Corp., 8%, 12/15/2022		(a)		75,875
50	M	Callon Petroleum Co., 6.375%, 7/1/2026				50,750
		Chesapeake Energy Corp.:
50	M	4.875%, 4/15/2022				47,500
125	M	7%, 10/1/2024				112,656
75	M	8%, 6/15/2027				66,469
150	M	CITGO Petroleum Corp., 6.25%, 8/15/2022		(a)		150,562
150	M	Consolidated Energy Finance SA, 6.1603%, 6/15/2022		(a)	†	149,941
4,000	M	Continental Resources, Inc., 5%, 9/15/2022				4,036,964
75	M	Covey Park Energy, LLC, 7.5%, 5/15/2025		(a)		54,375
75	M	CrownRock, LP, 5.625%, 10/15/2025		(a)		75,469
		DCP Midstream Operating, LP:
75	M	3.875%, 3/15/2023				75,750
50	M	5.125%, 5/15/2029				51,437
4,000	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027				4,035,044
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021				5,156,505
		EnLink Midstream Partners, LP:
100	M	4.85%, 7/15/2026				101,125
50	M	5.45%, 6/1/2047				43,000
		Enterprise Products Operating:
4,031	M	7.55%, 4/15/2038				5,589,381
1,800	M	4.8%, 2/1/2049				2,000,389
1,800	M	4.2%, 1/31/2050			(b)	1,848,470
270	M	Exterran Partners, LP, 6%, 10/1/2022				274,725
75	M	Genesis Energy, LP, 6.5%, 10/1/2025				73,594
150	M	Global Partners, LP, 6.25%, 7/15/2022				152,250
		Gulfport Energy Corp.:
50	M	6.625%, 5/1/2023				43,250
75	M	6.375%, 1/15/2026				57,188
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023				5,140,040
4,750	M	Kinder Morgan, Inc., 5.625%, 11/15/2023		(a)		5,262,686
		Laredo Petroleum, Inc.:
50	M	5.625%, 1/15/2022				46,625
75	M	6.25%, 3/15/2023				70,148
		Magellan Midstream Partners, LP:
5,000	M	5%, 3/1/2026				5,559,415
3,600	M	4.85%, 2/1/2049				4,028,767
25	M	Matador Resources Co., 5.875%, 9/15/2026				25,375
50	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024		(a)		46,922
4,000	M	Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029		(a)		4,290,644
		Murphy Oil Corp.:
75	M	5.75%, 8/15/2025				78,105
75	M	5.875%, 12/1/2042				67,500
4,300	M	Noble Energy, Inc., 3.85%, 1/15/2028				4,388,571
50	M	Northern Oil and Gas, Inc., 9.5%, 5/15/2023				52,134
275	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023				275,688
		Parkland Fuel Corp.:
75	M	6%, 4/1/2026		(a)		76,969
50	M	5.875%, 7/15/2027		(a)	(b)	50,923
100	M	Parsley Energy, LLC, 5.25%, 8/15/2025		(a)		102,000
25	M	Range Resources Corp., 4.875%, 5/15/2025				22,063
25	M	SM Energy Co., 6.625%, 1/15/2027				23,250
		Suburban Propane Partners, LP:
25	M	5.5%, 6/1/2024				25,250
100	M	5.875%, 3/1/2027				100,750
75	M	Sunoco, LP, 4.875%, 1/15/2023				76,781
47	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025		(a)		48,904
50	M	USA Compression Partners, LP, 6.875%, 9/1/2027		(a)		52,756
		Valero Energy Corp.:
2,700	M	4.35%, 6/1/2028				2,882,277
3,500	M	6.625%, 6/15/2037				4,440,254
		Whiting Petroleum Corp.:
275	M	5.75%, 3/15/2021				278,094
125	M	6.625%, 1/15/2026				121,172
						69,247,307
		Financial Services—5.8%
6,750	M	Brookfield Finance, Inc., 4.85%, 3/29/2029				7,388,968
3,750	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021		(a)		3,910,466
2,500	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035				2,478,535
6,400	M	General Electric Capital Corp., 4.65%, 10/17/2021				6,670,336
100	M	GTCR (AP) Finance, Inc., 8%, 5/15/2027		(a)		100,750
75	M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021				75,302
		Protective Life Corp.:
5,135	M	7.375%, 10/15/2019				5,203,871
3,600	M	4.3%, 9/30/2028		(a)		3,795,264
						29,623,492
		Financials—22.5%
50	M	Acrisure, LLC, 8.125%, 2/15/2024		(a)		51,719
75	M	Ally Financial, Inc., 8%, 11/1/2031				99,503
		Bank of America Corp.:
6,000	M	4.2%, 8/26/2024				6,382,296
2,000	M	4%, 1/22/2025				2,105,080
2,700	M	3.559%, 4/23/2027				2,820,784
4,725	M	5.875%, 2/7/2042				6,287,907
3,800	M	Barclays Bank, PLC, 3.75%, 5/15/2024				3,939,703
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024				3,360,333
		Citigroup, Inc.:
4,500	M	4.3%, 11/20/2026				4,783,014
2,900	M	4.075%, 4/23/2029				3,117,778
		DAE Funding, LLC:
75	M	5.75%, 11/15/2023		(a)		78,937
275	M	5%, 8/1/2024		(a)		287,031
175	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025		(a)		166,906
		Goldman Sachs Group, Inc.:
2,350	M	3.85%, 7/8/2024				2,467,030
8,450	M	3.5%, 11/16/2026				8,665,382
4,550	M	4.223%, 5/1/2029				4,883,888
3,750	M	HSBC Holdings, PLC, 3.95%, 5/18/2024				3,925,410
		Icahn Enterprises, LP:
200	M	6.75%, 2/1/2024				208,500
75	M	6.25%, 5/15/2026		(a)		76,219
		JPMorgan Chase & Co.:
5,450	M	3.54%, 5/1/2028			†	5,677,554
2,500	M	4.452%, 12/5/2029				2,789,765
8,600	M	6.4%, 5/15/2038				11,880,848
275	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025		(a)		276,375
		Morgan Stanley:
4,000	M	4.10%, 5/22/2023				4,213,532
3,000	M	4%, 7/23/2025				3,215,916
3,600	M	3.625%, 1/20/2027				3,781,699
75	M	Navient Corp., 5.875%, 3/25/2021				78,188
		Springleaf Finance Corp.:
175	M	5.625%, 3/15/2023				186,375
100	M	7.125%, 3/15/2026				109,750
		UBS Group Funding (Switzerland) AG:
3,000	M	3.491%, 5/23/2023		(a)		3,077,133
3,000	M	4.253%, 3/23/2028		(a)		3,236,136
75	M	Wand Merger Corp., 8.125%, 7/15/2023		(a)		76,688
		Wells Fargo & Co.:
7,100	M	3.45%, 2/13/2023				7,301,867
3,000	M	3.196%, 6/17/2027				3,060,126
3,250	M	4.75%, 12/7/2046				3,709,963
		Wells Fargo Bank, NA:
2,350	M	5.85%, 2/1/2037				3,021,480
3,250	M	6.6%, 1/15/2038				4,525,180
						113,925,995
		Food/Beverage/Tobacco—2.6%
9,000	M	Anheuser-Busch Cos., LLC, 4.7%, 2/1/2036				9,888,039
2,700	M	Anheuser-Busch InBev Worldwide, 4.15%, 1/23/2025				2,926,646
75	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026		(a)		75,469
75	M	Post Holdings, Inc., 5.5%, 12/15/2029		(a)	(b)	75,469
200	M	Sigma Holdco BV, 7.875%, 5/15/2026		(a)		186,000
50	M	Simmons Foods, Inc., 5.75%, 11/1/2024		(a)		45,750
						13,197,373
		Food/Drug—.0%
		Albertson's Cos., LLC:
50	M	5.75%, 3/15/2025				50,640
50	M	7.5%, 3/15/2026		(a)		53,625
						104,265
		Forest Products/Containers—1.0%
200	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024		(a)		211,500
50	M	Berry Global Escrow Corp., 4.875%, 7/15/2026		(a)		51,187
		Berry Global, Inc.:
75	M	5.5%, 5/15/2022				76,125
100	M	5.125%, 7/15/2023				102,605
75	M	BWAY Holding Co., 5.5%, 4/15/2024		(a)		75,319
50	M	Crown Americas, LLC, 4.5%, 1/15/2023				52,187
50	M	Graphic Packaging International, LLC, 4.75%, 7/15/2027		(a)		51,438
50	M	Greif, Inc., 6.5%, 3/1/2027		(a)		51,750
75	M	Mercer International, Inc., 7.375%, 1/15/2025		(a)		79,875
50	M	Multi-Color Corp., 4.875%, 11/1/2025		(a)		52,688
50	M	Owens-Brockway Glass Container, 5.875%, 8/15/2023		(a)		54,115
4,000	M	Packaging Corp. of America, 3.4%, 12/15/2027				4,048,864
						4,907,653
		Gaming/Leisure—.3%
50	M	AMC Entertainment, Inc., 5.75%, 6/15/2025				46,502
150	M	AMC Networks, Inc., 5%, 4/1/2024				154,687
50	M	Boyd Gaming Corp., 6.875%, 5/15/2023				51,812
		Cedar Fair, LP,:
50	M	5.375%, 6/1/2024				51,625
25	M	5.25%, 7/15/2029		(a)		25,539
275	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025		(a)		276,547
75	M	Golden Nugget, Inc., 8.75%, 10/1/2025		(a)		78,937
50	M	Hilton Domestic Operating Co., LLC, 4.875%, 1/15/2030		(a)		51,625
150	M	IRB Holding Corp., 6.75%, 2/15/2026		(a)		149,625
75	M	MGM Resorts International, 6%, 3/15/2023				81,469
75	M	National CineMedia, LLC, 6%, 4/15/2022				75,938
50	M	Stars Group Holdings BV, 7%, 7/15/2026		(a)		53,000
325	M	Viking Cruises, Ltd., 6.25%, 5/15/2025		(a)		336,375
50	M	Wynn Las Vegas, LLC, 5.5%, 3/1/2025		(a)		51,765
						1,485,446
		Health Care—3.1%
		Bausch Health Cos., Inc.:
42	M	5.5%, 3/1/2023		(a)		42,494
50	M	7%, 3/15/2024		(a)		53,255
125	M	9%, 12/15/2025		(a)		140,131
50	M	8.5%, 1/31/2027		(a)		55,101
125	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023				120,781
150	M	Cimpress NV, 7%, 6/15/2026		(a)		153,748
		CVS Health Corp.:
4,000	M	3.875%, 7/20/2025				4,180,072
1,800	M	4.3%, 3/25/2028				1,899,680
3,000	M	5.05%, 3/25/2048				3,200,280
275	M	DaVita, Inc., 5.125%, 7/15/2024				275,770
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021				4,253,857
275	M	HCA, Inc., 6.25%, 2/15/2021				288,750
253	M	HealthSouth Corp., 5.75%, 11/1/2024				258,579
125	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022		(a)		108,125
100	M	MEDNAX, Inc., 6.25%, 1/15/2027		(a)		98,625
275	M	Molina Healthcare, Inc., 4.875%, 6/15/2025		(a)		280,156
75	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024		(a)		70,703
50	M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027		(a)		49,250
200	M	Syneos Health, Inc., 7.5%, 10/1/2024		(a)		210,000
50	M	Tenet Healthcare Corp., 5.125%, 5/1/2025				50,375
						15,789,732
		Home-Building—.0%
50	M	Century Communities, Inc., 6.75%, 6/1/2027		(a)		50,812
		William Lyon Homes, Inc.:
75	M	6%, 9/1/2023				76,500
75	M	6.625%, 7/15/2027		(a)	(b)	75,000
						202,312
		Information Technology—3.9%
275	M	Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)		279,606
75	M	Anixter, Inc., 6%, 12/1/2025		(a)		81,562
25	M	CommScope Finance, LLC, 6%, 3/1/2026		(a)		25,750
25	M	CommScope Technologies, LLC, 6%, 6/15/2025		(a)		23,555
4,000	M	Corning, Inc., 7.25%, 8/15/2036				4,847,852
		Diamond 1 Finance Corp.:
8,550	M	4.42%, 6/15/2021		(a)		8,813,024
100	M	5.875%, 6/15/2021		(a)		101,695
50	M	7.125%, 6/15/2024		(a)		52,787
4,500	M	International Business Machines Corp., 4.25%, 5/15/2049				4,856,107
100	M	Nielsen Finance, LLC, 5%, 4/15/2022		(a)		100,250
100	M	Nuance Communications, Inc., 6%, 7/1/2024				103,875
75	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)		69,188
275	M	Solera, LLC, 10.5%, 3/1/2024		(a)		298,719
75	M	Symantec Corp., 5%, 4/15/2025		(a)		76,940
25	M	VeriSign, Inc., 4.75%, 7/15/2027				26,125
75	M	Verscend Holding Corp., 9.75%, 8/15/2026		(a)		78,188
						19,835,223
		Manufacturing—2.4%
75	M	Amsted Industries, Inc., 5.625%, 7/1/2027		(a)		78,375
275	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		284,625
150	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025		(a)		136,687
75	M	Cloud Crane, LLC, 10.125%, 8/1/2024		(a)		80,812
4,000	M	Crane Co., 4.2%, 3/15/2048				3,957,868
2,250	M	CRH America, Inc., 3.4%, 5/9/2027		(a)		2,247,442
75	M	Grinding Media, Inc., 7.375%, 12/15/2023		(a)		72,188
50	M	HAT Holdings I, LLC, 5.25%, 7/15/2024		(a)	(b)	51,125
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020				5,092,500
100	M	Manitowoc Co., Inc., 9%, 4/1/2026		(a)		100,250
						12,101,872
		Media-Broadcasting—.5%
1,325	M	ABC, Inc., 8.75%, 8/15/2021				1,496,916
100	M	Belo Corp., 7.25%, 9/15/2027				108,000
50	M	LIN Television Corp., 5.875%, 11/15/2022				51,250
200	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)		207,692
25	M	Nexstar Escrow, Inc., 5.625%, 7/15/2027		(a)	(b)	25,656
125	M	Sinclair Television Group, Inc., 5.625%, 8/1/2024		(a)		128,125
		Sirius XM Radio, Inc.:
125	M	4.625%, 7/15/2024		(a)	(b)	128,223
300	M	6%, 7/15/2024		(a)		309,450
						2,455,312
		Media-Cable TV—3.0%
275	M	Altice Financing SA, 6.625%, 2/15/2023		(a)		282,562
200	M	Altice France SA, 8.125%, 2/1/2027		(a)		210,500
		CCO Holdings, LLC:
125	M	5.125%, 2/15/2023				127,287
275	M	5.875%, 4/1/2024		(a)		288,062
25	M	5.375%, 6/1/2029		(a)	(b)	25,875
175	M	Clear Channel International, 8.75%, 12/15/2020		(a)		179,812
		Clear Channel Worldwide Holdings, Inc.:
300	M	Series "A", 6.5%, 11/15/2022				308,250
100	M	9.25%, 2/15/2024		(a)		108,750
		Comcast Corp.:
5,800	M	4.25%, 1/15/2033				6,511,828
3,250	M	4.2%, 8/15/2034				3,608,667
1,800	M	4.7%, 10/15/2048				2,111,188
275	M	CSC Holdings, LLC, 5.375%, 7/15/2023		(a)		283,250
275	M	DISH DBS Corp., 5%, 3/15/2023				266,750
250	M	Gray Television, Inc., 5.875%, 7/15/2026		(a)		260,000
275	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)		286,688
125	M	Netflix, Inc., 5.875%, 2/15/2025				138,125
						14,997,594
		Media-Diversified—1.1%
		Fox Corp.
2,700	M	4.03%, 1/25/2024		(a)		2,873,740
1,800	M	4.709%, 1/25/2029		(a)		2,015,359
100	M	Gannett Co., Inc., 6.375%, 10/15/2023				103,375
100	M	iHeart Communications, 8.375%, 5/1/2027				105,252
75	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				77,812
175	M	Tribune Media Co., 5.875%, 7/15/2022				178,920
						5,354,458
		Metals/Mining—2.1%
125	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023				134,412
5,000	M	Arconic, Inc., 6.15%, 8/15/2020				5,176,290
50	M	Cleveland-Cliffs, Inc., 5.875%, 6/1/2027		(a)		48,750
275	M	Commercial Metals Co., 4.875%, 5/15/2023				278,437
125	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)		132,227
25	M	Mineral Resources, Ltd., 8.125%, 5/1/2027		(a)		26,094
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019				4,225,141
75	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022		(a)		51,938
150	M	Novelis, Inc., 5.875%, 9/30/2026		(a)		152,250
220	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)		215,600
						10,441,139
		Real Estate—9.8%
		Alexandria Real Estate Equities, Inc.:
4,600	M	3.95%, 1/15/2028				4,841,790
2,800	M	4.85%, 4/15/2049				3,214,464
		Digital Realty Trust, LP:
6,700	M	4.75%, 10/1/2025				7,348,888
1,500	M	3.7%, 8/15/2027				1,543,047
2,250	M	3.6%, 7/1/2029				2,284,378
		Duke Realty, LP:
2,800	M	3.25%, 6/30/2026				2,848,199
3,700	M	4%, 9/15/2028				3,964,735
275	M	Equinix, Inc., 5.375%, 4/1/2023				281,531
3,500	M	Essex Portfolio, LP, 3.875%, 5/1/2024				3,672,427
270	M	Geo Group, Inc., 5.875%, 10/15/2024				238,950
150	M	Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)		153,375
2,200	M	HCP, Inc., 4.25%, 11/15/2023				2,338,101
350	M	Iron Mountain, Inc., 5.75%, 8/15/2024				354,424
4,500	M	National Retail Properties, Inc., 4%, 11/15/2025				4,751,253
5,000	M	Realty Income Corp., 3.875%, 4/15/2025				5,323,380
6,000	M	STORE Capital Corp., 4.5%, 3/15/2028				6,328,512
						49,487,454
		Retail-General Merchandise—1.5%
250	M	AmeriGas Partners, LP, 5.5%, 5/20/2025				264,375
5,300	M	Home Depot, Inc., 5.875%, 12/16/2036				7,041,283
50	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025				24,750
125	M	KFC Holding Co., LLC, 5%, 6/1/2024		(a)		129,531
25	M	SRS Distribution, Inc., 8.25%, 7/1/2026		(a)		24,375
						7,484,314
		Services—.2%
150	M	ADT Corp., 3.5%, 7/15/2022				150,187
400	M	AECOM, 5.125%, 3/15/2027				418,000
300	M	GCI, Inc., 6.875%, 4/15/2025				314,250
31	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023		(a)		32,614
150	M	United Rentals, Inc., 4.625%, 10/15/2025				152,813
						1,067,864
		Telecommunications—6.1%
		AT&T, Inc.:
4,000	M	3.6%, 7/15/2025				4,154,340
4,500	M	4.25%, 3/1/2027				4,827,028
6,000	M	4.85%, 3/1/2039				6,451,224
50	M	Frontier Communications Corp., 8.5%, 4/1/2026		(a)		48,625
125	M	GCI, LLC, 6.625%, 6/15/2024		(a)		131,287
100	M	Qwest Corp., 7.25%, 9/15/2025				111,425
100	M	Telesat Canada, 8.875%, 11/15/2024		(a)		108,500
		Verizon Communications, Inc.:
6,100	M	4.329%, 9/21/2028				6,765,711
7,100	M	4.272%, 1/15/2036				7,702,044
		Zayo Group, LLC:
150	M	6%, 4/1/2023				154,125
250	M	6.375%, 5/15/2025				255,925
						30,710,234
		Transportation—3.0%
4,250	M	Air Lease Corp., 4.25%, 2/1/2024				4,486,538
2,700	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027		(a)		2,704,104
125	M	BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)		131,719
		Burlington Northern Santa Fe, LLC:
1,800	M	5.75%, 5/1/2040				2,376,200
4,000	M	5.15%, 9/1/2043				4,977,080
200	M	Fly Leasing, Ltd., 5.25%, 10/15/2024				205,000
200	M	XPO Logistics, Inc., 6.75%, 8/15/2024		(a)		213,750
100	M	VistaJet Malta Finance, PLC, 10.5%, 6/1/2024		(a)		100,000
						15,194,391
		Utilities—4.0%
275	M	Calpine Corp., 5.25%, 6/1/2026		(a)		280,844
1,800	M	Energy Transfer Partners, LP, 5.25%, 4/15/2029				2,012,904
3,150	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044				3,336,867
4,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022				4,100,436
100	M	Nextera Energy Operating Partners, 4.25%, 7/15/2024		(a)		100,815
5,000	M	NRG Energy, Inc., 3.75%, 6/15/2024		(a)		5,141,345
250	M	NRG Yield Operating, LLC, 5%, 9/15/2026				246,675
4,500	M	ONEOK, Inc., 4.55%, 7/15/2028				4,888,809
		Talen Energy Supply, LLC:
25	M	7.25%, 5/15/2027		(a)		25,688
50	M	6.625%, 1/15/2028		(a)	(b)	49,875
100	M	Targa Resources Partners, LP, 4.25%, 11/15/2023				100,375
						20,284,633
		Waste Management—.1%
25	M	Clean Harbors, Inc., 4.875%, 7/15/2027		(a)	(b)	25,471
275	M	Covanta Holding Corp., 5.875%, 3/1/2024				283,938
						309,409
		Wireless Communications—.2%
75	M	Consolidated Communications, Inc., 6.5%, 10/1/2022				70,289
50	M	Hughes Satellite Systems Corp., 6.625%, 8/1/2026				52,688
		Intelsat Jackson Holdings SA:
175	M	8%, 2/15/2024		(a)		182,875
100	M	8.5%, 10/15/2024		(a)		99,500
		Level 3 Financing, Inc.:
50	M	5.375%, 8/15/2022				50,188
275	M	5.375%, 1/15/2024				281,875
75	M	Sprint Capital Corp., 8.75%, 3/15/2032				87,000
		Sprint Corp.:
100	M	7.875%, 9/15/2023				108,875
250	M	7.125%, 6/15/2024				265,700
75	M	7.625%, 3/1/2026				80,138
						1,279,128
Total Value of Corporate Bonds (cost $473,414,040)						491,437,267
		U.S. GOVERNMENT OBLIGATIONS—1.1%
5,000	M	U.S. Treasury Bonds, 3%, 2/15/2049 (cost $5,161,524)				5,492,385
		PASS-THROUGH CERTIFICATES—.8%
		Transportation
4,256	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $4,256,450)				4,309,136
Total Value of Investments (cost $482,832,014)			98.9%			501,238,788
Other Assets, Less Liabilities			1.1			5,350,141
Net Assets			100.0%			$506,588,929

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2019, the Fund held one hundred forty-two 144A securities with an aggregate value of $67,585,374 representing 13.3% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2019.

Summary of Abbreviations:

LLLP Limited Liability Limited Partnership

ULC Unlimited Liability Corporation

At June 30, 2019, the cost of investments for federal income tax purposes was $482,832,013. Accumulated net unrealized appreciation on investments was $18,406,775, consisting of $23,184,392 gross unrealized appreciation and $4,777,617 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$491,437,267	$-	$491,437,267
U.S Government Obligations	-	5,492,385	-	5,492,385
Pass-Through Certificates	-	4,309,136	-	4,309,136
Total Investments in Securities*	$-	$501,238,788	$-	$501,238,788

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

LIMITED DURATION BOND FUND

June 30, 2019

Principal Amount		Security			Value
		CORPORATE BONDS—54.0%
		Aerospace/Defense—.1%
$225	M	Bombardier, Inc., 6%, 10/15/2022	(a)		$227,090
250	M	TransDigm, Inc., 6%, 7/15/2022			253,125
150	M	Triumph Group, Inc., 5.25%, 6/1/2022			147,750
					627,965
		Automotive—6.8%
100	M	Avis Budget Group, Inc., 5.5%, 4/1/2023			102,250
		Daimler Finance NA, LLC:
1,800	M	3.1275%, 5/4/2020	(a)	†	1,801,962
2,000	M	3.4%, 2/22/2022	(a)		2,041,440
310	M	Dana Holding Corp., 5.5%, 12/15/2024			319,300
		General Motors Financial Co., Inc.:
1,900	M	4.2%, 11/6/2021			1,957,059
1,400	M	4.1468%, 1/14/2022	†		1,413,756
2,800	M	3.55%, 7/8/2022			2,851,201
75	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023	(a)		77,156
5,130	M	Harley Davidson Financial Services, 2.15%, 2/26/2020	(a)		5,110,947
25	M	Hertz Corp., 5.875%, 10/15/2020			25,044
1,500	M	Hyundai Capital America, 3.5286%, 7/8/2021	(a)	†	1,502,044
2,463	M	Lear Corp., 5.25%, 1/15/2025			2,552,015
25	M	LKQ Corp., 4.75%, 5/15/2023			25,375
200	M	Meritor, Inc., 6.25%, 2/15/2024			206,250
2,000	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021			2,087,818
3,000	M	Toyota Motor Credit Corp., 2.572%, 9/18/2020	†		3,003,264
		Volkswagen Group America:
3,000	M	3.875%, 11/13/2020	(a)		3,064,395
1,900	M	4%, 11/12/2021			1,961,786
					30,103,062
		Building Materials—.1%
100	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		103,875
75	M	Griffon Corp., 5.25%, 3/1/2022			74,906
250	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		257,500
					436,281
		Chemicals—.6%
		Blue Cube Spinco, Inc.:
100	M	9.75%, 10/15/2023			110,750
100	M	10%, 10/15/2025			113,625
175	M	Chemours Co., 6.625%, 5/15/2023			181,671
1,800	M	DowDuPont, Inc., 3.766%, 11/15/2020			1,835,039
175	M	PQ Corp., 6.75%, 11/15/2022	(a)		181,841
115	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		106,950
35	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		30,100
50	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		51,188
					2,611,164
		Consumer Non-Durables—.1%
250	M	First Quality Finance Co., 4.625%, 5/15/2021	(a)		250,313
100	M	KGA Escrow, LLC, 7.5%, 8/15/2023	(a)		104,125
		Reynolds Group Holdings, Inc.:
73	M	5.75%, 10/15/2020			72,956
175	M	5.125%, 7/15/2023	(a)		178,719
					606,113
		Energy—2.8%
25	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		25,125
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		203,750
50	M	California Resources Corp., 8%, 12/15/2022	(a)		37,937
125	M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023			121,250
125	M	Chesapeake Energy Corp., 4.875%, 4/15/2022			118,750
166	M	CITGO Petroleum Corp., 6.25%, 8/15/2022	(a)		166,622
		Continental Resources, Inc.:
4,269	M	5%, 9/15/2022			4,308,450
50	M	4.5%, 4/15/2023			52,577
125	M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023			128,125
125	M	DCP Midstream Operating, LP, 3.875%, 3/15/2023			126,250
2,000	M	Enterprise Products Operating, 5.2%, 9/1/2020			2,064,734
160	M	Exterran Partners, LP, 6%, 10/1/2022			162,800
200	M	Genesis Energy, LP, 5.625%, 6/15/2024			193,500
150	M	Global Partners, LP, 6.25%, 7/15/2022			152,250
125	M	Gulfport Energy Corp., 6.625%, 5/1/2023			108,125
		Laredo Petroleum, Inc.:
25	M	5.625%, 1/15/2022			23,313
100	M	6.25%, 3/15/2023			93,530
3,700	M	Midwest Connector Capital Co., LLC, 3.625%, 4/1/2022	(a)		3,792,493
50	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023			50,125
50	M	QEP Resources, Inc., 6.875%, 3/1/2021			51,625
25	M	Range Resources Corp., 5.75%, 6/1/2021	(a)		25,375
150	M	SM Energy Co., 5%, 1/15/2024			138,375
50	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027			50,375
125	M	Sunoco, LP, 4.875%, 1/15/2023			127,969
		Whiting Petroleum Corp.:
50	M	5.75%, 3/15/2021			50,563
75	M	6.25%, 4/1/2023			75,188
135	M	WPX Energy, Inc., 5.25%, 9/15/2024			139,219
					12,588,395
		Financial Services—5.6%
6,100	M	American International Group, Inc., 6.4%, 12/15/2020			6,442,070
1,000	M	Compass Bank, 5.5%, 4/1/2020			1,020,588
4,445	M	International Lease Finance Corp., 8.25%, 12/15/2020			4,797,226
75	M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021			75,302
3,000	M	PNC Bank, NA, 2.7%, 11/1/2022			3,031,188
1,500	M	Protective Life Corp., 7.375%, 10/15/2019			1,520,118
		SunTrust Bank:
4,900	M	2.59%, 1/29/2021	†		4,904,229
2,900	M	2.8%, 5/17/2022			2,938,036
					24,728,757
		Financials—15.0%
25	M	Acrisure, LLC, 8.125%, 2/15/2024	(a)		25,859
1,600	M	Bank of America Corp., 2.369%, 7/21/2021	†		1,598,538
900	M	Bank of Montreal, 1.9%, 8/27/2021			894,611
2,000	M	Capital One Financial Corp., 3.05%, 3/9/2022			2,031,884
2,100	M	Capital One NA, 2.25%, 9/13/2021			2,093,641
		Citigroup, Inc.:
1,000	M	2.65%, 10/26/2020			1,003,733
5,349	M	2.9%, 12/8/2021			5,406,491
125	M	Colfax Corp., 6%, 2/15/2024	(a)		132,656
		DAE Funding, LLC:
125	M	4.5%, 8/1/2022	(a)		127,187
200	M	5.75%, 11/15/2023	(a)		210,500
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021	(a)		1,002,259
4,500	M	DNB Boligkreditt AS, 2.5%, 3/28/2022	(a)		4,556,925
100	M	Eagle Holding Co. II, LLC, 7.75%, 5/15/2022	(a)		101,000
		Goldman Sachs Group, Inc.:
3,000	M	2.6%, 4/23/2020			3,006,189
2,000	M	2.6%, 12/27/2020			2,002,136
4,000	M	5.75%, 1/24/2022			4,324,688
2,700	M	HSBC Holdings, PLC, 3.803%, 3/11/2025			2,814,788
		Icahn Enterprises, LP:
125	M	6.25%, 2/1/2022			128,281
125	M	6.75%, 2/1/2024			130,313
1,000	M	ING Groep NV, 3.15%, 3/29/2022			1,019,284
7,900	M	JPMorgan Chase & Co., 4.5%, 1/24/2022			8,327,524
50	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 3/15/2022	(a)		51,125
		Lloyds Bank, PLC:
1,000	M	6.375%, 1/21/2021			1,060,262
800	M	3%, 1/11/2022			808,778
6,000	M	Lloyds Banking Group, PLC, 3.9%, 3/12/2024			6,251,958
		Morgan Stanley:
6,100	M	5.5%, 7/28/2021			6,483,068
4,500	M	2.75%, 5/19/2022			4,548,964
75	M	Navient Corp., 5.875%, 3/25/2021			78,188
		Park Aerospace Holdings:
100	M	4.5%, 3/15/2023	(a)		103,466
50	M	5.5%, 2/15/2024	(a)		53,962
		Springleaf Finance Corp.:
50	M	7.75%, 10/1/2021			54,875
200	M	5.625%, 3/15/2023			213,000
50	M	Wand Merger Corp., 8.125%, 7/15/2023	(a)		51,125
4,100	M	Wells Fargo & Co., 3.45%, 2/13/2023			4,216,571
1,800	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021			1,807,936
					66,721,765
		Food/Beverage/Tobacco—1.3%
2,000	M	Constellation Brands, Inc., 3.218%, 11/15/2021	†		2,001,110
900	M	General Mills, Inc., 3.141%, 4/16/2021	†		900,598
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020			1,027,393
2,000	M	Keurig Dr Pepper, Inc., 3.551%, 5/25/2021			2,043,776
					5,972,877
		Food/Drug—.6%
		Albertson's Cos., LLC:
75	M	6.625%, 6/15/2024			78,094
50	M	5.75%, 3/15/2025			50,640
2,500	M	Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019			2,500,550
					2,629,284
		Forest Products/Containers—1.5%
		Berry Global, Inc.:
50	M	5.5%, 5/15/2022			50,750
125	M	5.125%, 7/15/2023			128,256
225	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)		225,956
125	M	Crown Americas, LLC, 4.5%, 1/15/2023			130,469
5,487	M	Georgia-Pacific, LLC, 5.4%, 11/1/2020	(a)		5,704,104
25	M	Greif, Inc., 6.5%, 3/1/2027	(a)		25,875
100	M	Mercer International, Inc., 6.5%, 2/1/2024			103,875
100	M	Owens-Brockway Glass Container, 5.875%, 8/15/2023	(a)		108,230
50	M	Sealed Air Corp., 4.875%, 12/1/2022	(a)		52,625
					6,530,140
		Gaming/Leisure—.3%
200	M	AMC Networks, Inc., 5%, 4/1/2024			206,250
25	M	Boyd Gaming Corp., 6.875%, 5/15/2023			25,906
100	M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021	(a)		102,970
250	M	Lions Gate Capital Holdings, LP, 6.375%, 2/1/2024	(a)		263,438
250	M	MGM Resorts International, 6%, 3/15/2023			271,563
25	M	National CineMedia, LLC, 6%, 4/15/2022			25,313
150	M	Six Flags Entertainment Corp., 4.875%, 7/31/2024	(a)		152,719
50	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		51,750
200	M	Wynn Las Vegas, LLC, 4.25%, 5/30/2023	(a)		200,250
					1,300,159
		Health Care—3.1%
150	M	AMN Healthcare, Inc, 5.125%, 10/1/2024	(a)		153,400
125	M	Avantor, Inc., 6%, 10/1/2024	(a)		133,312
		Bausch Health Cos., Inc.:
50	M	6.5%, 3/15/2022	(a)		51,875
73	M	5.5%, 3/1/2023	(a)		73,858
200	M	7%, 3/15/2024	(a)		213,020
50	M	Centene Corp., 5.625%, 2/15/2021			51,000
50	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023			48,312
2,400	M	CVS Health Corp., 2.8%, 7/20/2020			2,406,588
225	M	DaVita, Inc., 5.125%, 7/15/2024			225,630
1,632	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			1,637,147
7,750	M	Halfmoon Parent, Inc., 3.2%, 9/17/2020	(a)		7,823,230
100	M	HCA, Inc., 6.25%, 2/15/2021			105,000
150	M	HealthSouth Corp., 5.125%, 3/15/2023			153,375
125	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022	(a)		108,125
175	M	MEDNAX, Inc., 5.25%, 12/1/2023	(a)		173,250
150	M	Molina Healthcare, Inc., 5.375%, 11/15/2022			156,563
150	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023	(a)		159,750
150	M	Syneos Health, Inc., 7.5%, 10/1/2024	(a)		157,500
25	M	Tenet Healthcare Corp., 5.125%, 5/1/2025			25,188
					13,856,123
		Home-Building—.0%
50	M	William Lyon Homes, Inc., 6%, 9/1/2023			51,000
		Information Technology—2.3%
250	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		254,187
25	M	CommScope Finance, LLC, 6%, 3/1/2026	(a)		25,750
125	M	CommScope Technologies, LLC, 5.5%, 6/15/2024	(a)		119,875
		Diamond 1 Finance Corp.:
2,800	M	4.42%, 6/15/2021	(a)		2,886,136
50	M	5.875%, 6/15/2021	(a)		50,847
6,000	M	International Business Machines Corp., 2.8%, 5/13/2021			6,074,274
175	M	Nielsen Finance, LLC, 5%, 4/15/2022	(a)		175,438
150	M	Open Text Corp., 5.625%, 1/15/2023	(a)		154,875
50	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		46,125
200	M	Solera, LLC, 10.5%, 3/1/2024	(a)		217,250
					10,004,757
		Manufacturing—.1%
50	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		51,750
200	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		215,500
50	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		48,125
50	M	HAT Holdings I, LLC, 5.25%, 7/15/2024	(a)	(b)	51,125
125	M	SPX Flow, Inc., 5.625%, 8/15/2024	(a)		130,938
					497,438
		Media-Broadcasting—.1%
50	M	Netflix, Inc., 5.5%, 2/15/2022			52,750
100	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024	(a)		103,846
125	M	Sinclair Television Group, Inc., 5.625%, 8/1/2024	(a)		128,125
		Sirius XM Radio, Inc.:
125	M	4.625%, 5/15/2023	(a)		126,875
100	M	4.625%, 7/15/2024	(a)	(b)	102,578
					514,174
		Media-Cable TV—1.1%
200	M	Altice France SA, 6.25%, 5/15/2024	(a)		206,750
		CCO Holdings, LLC:
125	M	5.125%, 2/15/2023			127,287
125	M	5.125%, 5/1/2023	(a)		127,930
25	M	5.75%, 9/1/2023			25,617
125	M	5.875%, 4/1/2024	(a)		130,937
75	M	Clear Channel International, 8.75%, 12/15/2020	(a)		77,062
		Clear Channel Worldwide Holdings, Inc.:
200	M	Series "A", 6.5%, 11/15/2022			205,500
50	M	9.25%, 2/15/2024	(a)		54,375
3,000	M	Comcast Corp., 3.3%, 10/1/2020			3,041,760
		CSC Holdings, LLC:
100	M	6.75%, 11/15/2021			107,250
75	M	5.125%, 12/15/2021	(a)		75,187
200	M	5.375%, 7/15/2023	(a)		206,000
		DISH DBS Corp.:
75	M	5.875%, 7/15/2022			76,406
50	M	5%, 3/15/2023			48,500
125	M	Gray Television, Inc., 5.125%, 10/15/2024	(a)		127,656
150	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)		156,375
100	M	Netflix, Inc., 5.75%, 3/1/2024			108,625
					4,903,217
		Media-Diversified—.1%
175	M	Gannett Co., Inc., 6.375%, 10/15/2023			180,906
100	M	Outdoor Americas Capital, LLC, 5.625%, 2/15/2024			103,250
75	M	Tribune Media Co., 5.875%, 7/15/2022			76,680
					360,836
		Metals/Mining—1.7%
100	M	AK Steel Corp., 7.5%, 7/15/2023			102,720
250	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023			268,825
150	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024	(a)		152,625
225	M	Commercial Metals Co., 4.875%, 5/15/2023			227,812
5,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)		5,243,835
100	M	HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)		103,375
125	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		132,227
75	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)		51,938
200	M	Novelis, Inc., 6.25%, 8/15/2024	(a)		210,192
185	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		181,300
900	M	Viterra, Inc., 5.95%, 8/1/2020			930,124
					7,604,973
		Real Estate—1.3%
		Digital Realty Trust, LP:
1,671	M	3.95%, 7/1/2022			1,742,118
1,825	M	2.75%, 2/1/2023			1,824,471
50	M	Equinix, Inc., 5.375%, 4/1/2023			51,187
150	M	Geo Group, Inc., 5.125%, 4/1/2023			135,000
50	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		51,125
275	M	Iron Mountain, Inc., 5.75%, 8/15/2024			278,476
		MPT Operating Partnership, LP:
100	M	5.5%, 5/1/2024			102,625
175	M	6.375%, 3/1/2024			183,531
1,250	M	Realty Income Corp., 3.25%, 10/15/2022			1,282,910
					5,651,443
		Retail-General Merchandise—.1%
150	M	1011778 B.C., ULC, 4.625%, 1/15/2022	(a)		150,375
100	M	AmeriGas Partners, LP, 5.625%, 5/20/2024			107,000
25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			12,375
150	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)		155,438
					425,188
		Services—.1%
75	M	ADT Corp., 3.5%, 7/15/2022			75,094
		First Data Corp.:
150	M	5.375%, 8/15/2023	(a)		152,887
100	M	5%, 1/15/2024	(a)		102,512
100	M	GCI, Inc., 6.75%, 6/1/2021			100,125
41	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)		43,135
50	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		51,750
					525,503
		Telecommunications—.1%
150	M	CenturyLink, Inc., 6.75%, 12/1/2023			162,187
150	M	GCI, LLC, 6.625%, 6/15/2024	(a)		157,545
250	M	Zayo Group, LLC, 6%, 4/1/2023			256,875
					576,607
		Transportation—1.6%
3,600	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)		3,808,760
100	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		105,375
1,000	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)		1,065,240
150	M	Mobile Mini, Inc., 5.875%, 7/1/2024			154,875
500	M	Penske Truck Leasing Co., LP, 3.65%, 7/29/2021	(a)		511,453
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020			1,004,387
75	M	VistaJet Malta Finance, PLC, 10.5%, 6/1/2024	(a)		75,000
		XPO Logistics, Inc.:
30	M	6.5%, 6/15/2022	(a)		30,675
150	M	6.125%, 9/1/2023	(a)		155,813
					6,911,578
		Utilities—7.1%
250	M	AES Corp., 4.875%, 5/15/2023			255,010
2,771	M	Ameren Corp., 2.7%, 11/15/2020			2,780,879
		Calpine Corp.:
50	M	5.875%, 1/15/2024	(a)		51,250
150	M	5.5%, 2/1/2024			149,062
3,000	M	DTE Energy Co., 3.3%, 6/15/2022			3,065,463
		Energy Transfer Partners, LP:
5,986	M	7.5%, 10/15/2020			6,351,373
2,000	M	4.5%, 4/15/2024			2,129,644
2,385	M	Entergy Corp., 5.125%, 9/15/2020			2,441,467
1,375	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022			1,409,525
2,900	M	Florida Power & Light Co., 2.9651%, 5/6/2022	†		2,901,456
75	M	Nextera Energy Operating Partners, 4.25%, 7/15/2024	(a)		75,611
2,000	M	NRG Energy, Inc., 3.75%, 6/15/2024	(a)		2,056,538
200	M	NRG Yield Operating, LLC, 5.375%, 8/15/2024			204,500
		Sempra Energy:
1,500	M	1.625%, 10/7/2019			1,495,948
5,700	M	2.8603%, 3/15/2021	†		5,678,072
160	M	Targa Resources Partners, LP, 4.25%, 11/15/2023			160,600
200	M	Terraform Power Operating, LLC, 4.25%, 1/31/2023	(a)		200,750
					31,407,148
		Waste Management—.1%
50	M	Covanta Holding Corp., 5.875%, 3/1/2024			51,625
		GFL Environmental, Inc.:
125	M	5.625%, 5/1/2022	(a)		126,563
75	M	5.375%, 3/1/2023	(a)		74,625
					252,813
		Wireless Communications—.3%
50	M	Consolidated Communications, Inc., 6.5%, 10/1/2022			46,859
		Intelsat Jackson Holdings SA:
200	M	8%, 2/15/2024	(a)		209,000
50	M	8.5%, 10/15/2024	(a)		49,750
		Level 3 Financing, Inc.:
25	M	5.375%, 8/15/2022			25,094
225	M	5.375%, 1/15/2024			230,625
150	M	SBA Communications Corp., 4.875%, 7/15/2022			152,268
400	M	Sprint Corp., 7.875%, 9/15/2023			435,500
		T-Mobile USA, Inc.:
50	M	6%, 3/1/2023			51,250
25	M	6%, 4/15/2024			26,125
					1,226,471
Total Value of Corporate Bonds (cost $238,125,379)					239,625,231
		ASSET-BACKED SECURITIES—20.6%
		Fixed Autos—10.3%
1,200	M	AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025			1,223,100
		BMW Vehicle Lease Trust:
1,347	M	2.07%, 10/20/2020			1,346,347
900	M	3.26%, 7/20/2021			911,965
		CarMax Auto Owner Trust:
2,000	M	2.68%, 3/15/2024			2,029,252
1,850	M	3.37%, 10/16/2023			1,896,733
1,500	M	Drive Auto Receivables Trust, 3.41%, 6/15/2023			1,521,595
		GM Financial Automobile Leasing Trust:
3,250	M	3.18%, 6/21/2021			3,277,131
1,400	M	3.31%, 4/20/2022			1,414,813
		Hertz Vehicle Financing Trust:
2,435	M	2.27%, 7/25/2020			2,434,067
2,500	M	2.96%, 10/25/2021			2,515,735
5,400	M	3.29%, 2/25/2024	(a)		5,499,171
3,000	M	Nissan Auto Receivables Owner Trust, 2.5%, 11/15/2023			3,036,810
		Santander Drive Auto Receivables Trust:
4,200	M	3.03%, 9/15/2022			4,218,241
2,700	M	3.21%, 9/15/2023			2,745,247
4,000	M	Santander Retail Auto Lease Trust, 2.77%, 6/20/2022	(a)		4,060,784
4,893	M	Tesla Auto Lease Trust, 3.71%, 8/20/2021	(a)		4,967,255
2,617	M	Volkswagen Auto Loan Enhanced Trust, 3.05%, 8/20/2021			2,625,881
					45,724,127
		Fixed Communication Services—2.5%
		Verizon Owner Trust:
5,230	M	1.92%, 12/20/2021	(a)		5,220,105
4,240	M	2.93%, 9/20/2023			4,316,723
1,670	M	3.23%, 4/20/2023			1,702,826
					11,239,654
		Fixed Credit Cards—5.1%
104	M	American Credit Acceptance Trust, 2.61%, 5/10/2021	(a)		103,751
3,905	M	Barclays DryRock Issuance Trust, 2.2%, 12/15/2022			3,903,797
7,030	M	Citibank Credit Card Issuance Trust, 2.49%, 1/20/2023			7,080,131
4,150	M	Discover Card Execution Note Trust, 2.19%, 4/17/2023	†		4,157,155
		Synchrony Credit Card Master Trust:
5,100	M	1.93%, 6/15/2023			5,081,982
2,050	M	2.38%, 9/15/2023			2,056,091
					22,382,907
		Fixed Manufacturing—2.7%
8,000	M	John Deere Owner Trust, 2.91%, 7/17/2023			8,149,048
3,600	M	Kubota Credit Owner Trust, 3.1%, 8/15/2022	(a)		3,651,512
					11,800,560
Total Value of Asset-Backes Securities (cost $89,940,264)					91,147,248
		U.S. GOVERNMENT OBLIGATIONS—16.2%
		U.S. Treasury Notes:
2,000	M	1.125%, 8/31/2021			1,973,790
980	M	1.375%, 10/31/2020			973,779
4,500	M	2%, 5/31/2024			4,553,347
3,000	M	2.125%, 5/31/2021			3,020,685
15,000	M	2.125%, 5/15/2022			15,170,220
35,000	M	2.25%, 4/30/2021			35,297,360
2,570	M	2.5%, 1/15/2022			2,618,941
1,000	M	2.5%, 1/31/2024			1,032,930
7,000	M	2.625%, 12/31/2023			7,264,411
Total Value of U.S. Government Obligations (cost $70,153,439)					71,905,463
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Fannie Mae:
4,361	M	4%, 2/25/2025			4,531,622
7,367	M	3%, 1/25/2034			7,557,906
Total Value of Collateralized Mortgage Obligations (cost $12,155,357)					12,089,528
		COVERED BONDS—2.7%
		Financial Services
4,750	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)		4,802,587
7,000	M	Royal Bank of Canada, 2.3%, 3/22/2021			7,036,393
Total Value of Covered Bonds (cost $11,762,906)					11,838,980
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Fannie Mae—.6%
2,713	M	Fannie Mae, 2.995%, 11/1/2022			2,772,801
		Federal Home Loan Mortgage Corporation—1.2%
		Multi-Family Structured Pass-Throughs:
2,229	M	2.768%, 5/25/2024	†		2,224,863
2,993	M	3.139%, 6/25/2025			3,125,361
					5,350,224
Total Value of Commercial Mortgage-Backed Securities (cost $8,096,390)					8,123,025
		U.S. GOVERNMENT AGENCY OBLIGATIONS—1.2%
		Fannie Mae:
3,500	M	1.25%, 5/6/2021			3,464,671
1,700	M	1.375%, 2/26/2021			1,687,201
Total Value of U.S. Government Agency Obligations (cost $5,121,693)					5,151,872
Total Value of Investments (cost $436,355,428)		99.2%			439,881,347
Other Assets, Less Liabilities		.8			3,758,929
Net Assets		100.0%			$443,640,276

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2019, the Fund held one hundred seventeen 144A securities with an aggregate value of $91,585,692 representing 20.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2019.

Summary of Abbreviations:

LLLP Limited Liability Limited Partnership

ULC Unlimited Liability Corporation

At June 30, 2019 , the cost of investments for federal income tax purposes was $439,355,428. Accumulated net unrealized appreciation on investments was $3,525,919, consisting of $5,001,490 gross unrealized appreciation and $1,475,571 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$239,625,231	$-	$239,625,231
Asset-Backed Securities	-	91,147,248	-	91,147,248
U.S. Government Obligations	-	71,905,463	-	71,905,463
Collateralized Mortgage Obligations	-	12,089,528	-	12,089,528
Covered Bonds	-	11,838,980	-	11,838,980
Commercial Mortgage-Backed Securities	-	8,123,025	-	8,123,025
U.S. Government Agency Obligations	-	5,151,872	-	5,151,872
Total Investments in Securities*	$-	$439,881,347	$-	$439,881,347

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, asset-backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

STRATEGIC INCOME FUND

June 30, 2019

Shares or Principal Amount		Security		Value
		MUTUAL FUNDS—90.2%
		Fixed Income Funds
2,264,253		Floating Rate Fund - Institutional Class Shares		$21,714,182
13,651,916		Fund For Income - Institutional Class Shares		33,583,713
1,677,099		Intermational Opportunitiies Bond Fund - Institutional Class Shares		15,043,574
2,330,935		Investment Grade Fund - Institutional Class Shares		22,796,540
4,279,574		Limited Duration Bond Fund - Institutional Class Shares		40,014,016
Total Value of Mutual Funds (cost $137,843,238)				133,152,025
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—4.8%
		Fannie Mae—4.4%
$2,842	M	4%, 12/1/2048 - 9/1/2048		2,948,838
3,340	M	4.5%, 6/1/2048 - 1/1/2049		3,504,696
				6,453,534
		Freddie Mac—.4%
628	M	5%, 10/1/2048		665,894
Total Value of Residential Mortgage-Backed Securities (cost $7,017,343)				7,119,428
		U.S. GOVERNMENT OBLIGATIONS—2.5%
3,600	M	U.S. Treasury Notes, 2.375%, 5/15/2029 (cost $3,664,266)		3,720,658
Total Value of Investments (cost $148,524,847)			97.5%	143,992,111
Other Assets, Less Liabilities			2.5	3,653,303
Net Assets			100.0%	$147,645,414

At June 30, 2019, the cost of investments for federal income tax purposes was $148,673,830. Accumulated net unrealized depreciation on investments was $4,681,719, consisting of $158,476 gross unrealized appreciation and $4,840,195 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Fixed Income Funds	$133,152,025	$-	$-	$133,152,025
Residential Mortgage-Backed Securities	-	7,119,428	-	7,119,428
U.S. Government Obigations	-	3,720,658	-	3,720,658
Total Investments in Securities	$133,152,025	$10,840,086	$-	$143,992,111

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon evaluated prices that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2019, the Floating Rate Fund held two securities that were fair valued at an aggregate value of $687,500, representing ..6% of the Fund’s net assets.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives— Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2018 was related to the use of written options, futures contracts and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The Funds held no option contracts written at June 30, 2019.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The Funds held no futures contracts at June 30, 2019.

Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At June 30, 2019, the International Opportunities Bond Fund had open foreign exchange contracts, which are listed in its Portfolio of Investments.